UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40 Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 28.3%
Automobiles & Components – 0.5%
Ford Motor Credit Co. LLC
$475,000	5.875%		08/02/21	$ 544,900

Banks – 9.2%
Abbey National Treasury Services PLC
175,000	2.875		04/25/14	175,273
Australia & New Zealand Banking Group Ltd.(a)
275,000	4.500		03/19/24	274,244
Bank of America Corp.
100,000	5.625		07/01/20	113,434
825,000	4.125		01/22/24	830,240
275,000	4.000		04/01/24	275,106
Bank of America Corp. Series L
525,000	2.650		04/01/19	527,381
Barclays Bank PLC
275,000	2.500		02/20/19	275,462
Capital One Financial Corp.
225,000	1.000		11/06/15	225,036
CBA Capital Trust II(a)(b)(c)
325,000	6.024		12/31/49	343,687
Citigroup, Inc.
375,000	5.000		09/15/14	382,262
150,000	3.375		03/01/23	144,056
Compass Bank
175,000	5.500		04/01/20	184,922
ING Bank NV(a)
450,000	2.000		09/25/15	457,250
Intesa Sanpaolo SpA
225,000	3.125		01/15/16	229,862
350,000	2.375		01/13/17	349,477
350,000	3.875		01/15/19	354,754
JPMorgan Chase & Co.
450,000	4.400		07/22/20	484,793
Lloyds Bank PLC
175,000	2.300		11/27/18	174,898
Mizuho Corporate Bank Ltd.(a)
200,000	2.550		03/17/17	205,932
Morgan Stanley & Co.
200,000	6.250		08/28/17	228,763
550,000	5.950		12/28/17	627,280
PNC Preferred Funding Trust II(a)(b)(c)
400,000	1.456		12/31/49	380,000
Regions Bank
250,000	7.500		05/15/18	294,703
Regions Financial Corp.
325,000	5.750		06/15/15	342,639
Resona Bank Ltd.(a)(b)(c)
650,000	5.850		12/31/49	695,500
Royal Bank of Scotland Group PLC
250,000	2.550		09/18/15	255,103
200,000	6.000		12/19/23	204,791
100,000	9.500	(b)(c)	03/16/22	117,202
Santander Holdings USA, Inc.
75,000	3.000	(b)	09/24/15	76,718
165,000	4.625		04/19/16	175,578
Santander UK PLC(a)
250,000	5.000		11/07/23	257,199
Sumitomo Mitsui Financial Group, Inc.(a)
400,000	4.436		04/02/24	400,372

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Union Bank NA
$425,000	2.125%		06/16/17	$ 431,542

				10,495,459

Construction Machinery – 0.2%
Caterpillar, Inc.
250,000	3.803		08/15/42	223,116

Diversified Manufacturing – 0.2%
Xylem, Inc.
250,000	3.550		09/20/16	263,690

Electric – 1.0%
Florida Power & Light Co.(b)
193,000	4.125		02/01/42	187,060
NV Energy, Inc.
200,000	6.250		11/15/20	233,492
Progress Energy, Inc.
350,000	7.000		10/30/31	446,763
Puget Sound Energy, Inc. Series A(b)(c)
75,000	6.974		06/01/67	76,875
Southern California Edison Co.(b)
175,000	4.050		03/15/42	164,777

				1,108,967

Energy – 2.9%
BG Energy Capital PLC(b)(c)
325,000	6.500		11/30/72	356,200
Dolphin Energy Ltd. (a)
159,504	5.888		06/15/19	178,126
200,000	5.500		12/15/21	225,520
Gazprom OAO Via Gaz Capital SA(d)
250,000	9.250		04/23/19	295,625
Nexen Energy ULC
90,000	6.400		05/15/37	102,893
Pemex Project Funding Master Trust
150,000	6.625		06/15/35	166,125
Petrobras Global Finance BV
370,000	4.875		03/17/20	371,931
280,000	6.250		03/17/24	288,031
PTTEP Canada International Finance Ltd.(a)
240,000	5.692		04/05/21	263,301
Ras Laffan Liquefied Natural Gas Co. Ltd. III(a)
250,000	5.500		09/30/14	255,222
Rosneft Finance SA
140,000	7.875		03/13/18	156,275
Transocean, Inc.
275,000	6.500		11/15/20	308,777
100,000	3.800	(b)	10/15/22	95,532
Weatherford International Ltd.
175,000	9.625		03/01/19	226,519

				3,290,077

Food & Beverage – 0.5%
Mondelez International, Inc.
139,000	6.500		02/09/40	175,322
Pernod-Ricard SA(a)
375,000	4.450		01/15/22	391,931

				567,253

Food & Staples Retailing – 0.1%
Walgreen Co.
175,000	1.800		09/15/17	176,406

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Healthcare – 0.6%
Cigna Corp.
$150,000	2.750%		11/15/16	$ 156,222
Coventry Health Care, Inc.
153,000	6.300		08/15/14	156,113
DENTSPLY International, Inc.
125,000	2.750		08/15/16	129,399
Life Technologies Corp.
177,000	6.000		03/01/20	203,074
100,000	5.000	(b)	01/15/21	110,077

				754,885

Household & Personal Products – 0.5%
Avon Products, Inc.
325,000	4.600		03/15/20	331,035
Kimberly-Clark Corp.
300,000	3.700		06/01/43	265,412

				596,447

Life Insurance – 0.6%
American International Group, Inc.
125,000	2.375		08/24/15	127,674
100,000	5.850		01/16/18	114,133
Genworth Financial, Inc.
75,000	8.625		12/15/16	88,821
75,000	7.200		02/15/21	89,857
The Northwestern Mutual Life Insurance Co.(a)
200,000	6.063		03/30/40	240,454

				660,939

Media – 0.6%
Time Warner Cable, Inc.
50,000	6.550		05/01/37	58,222
375,000	7.300		07/01/38	473,302
75,000	5.875	(b)	11/15/40	81,778
50,000	5.500	(b)	09/01/41	52,413

				665,715

Media Non Cable – 0.4%
NBCUniversal Media LLC
175,000	2.875		04/01/16	182,405
WPP Finance UK
275,000	8.000		09/15/14	283,981

				466,386

Metals and Mining(a) – 0.7%
Glencore Funding LLC
125,000	1.700		05/27/16	125,420
175,000	2.500		01/15/19	168,987
Xstrata Finance Canada Ltd.
500,000	2.700		10/25/17	506,050

				800,457

Noncaptive-Financial – 0.7%
General Electric Capital Corp.
300,000	5.875		01/14/38	352,250
International Lease Finance Corp.
375,000	5.750		05/15/16	403,125

				755,375

Pharmaceuticals – 0.6%
AbbVie, Inc.
650,000	1.750		11/06/17	652,026

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – 1.1%
Enterprise Products Operating LLC Series A(b)(c)
$450,000	8.375%		08/01/66	$ 506,250
Enterprise Products Operating LLC Series B(b)(c)
125,000	7.034		01/15/68	141,250
Tennessee Gas Pipeline Co. LLC
200,000	8.375		06/15/32	266,802
TransCanada Pipelines Ltd.(b)(c)
325,000	6.350		05/15/67	335,562

				1,249,864

Real Estate Development – 0.4%
MDC Holdings, Inc.
200,000	5.625		02/01/20	212,850
150,000	5.500	(b)	01/15/24	154,048
125,000	6.000	(b)	01/15/43	110,000

				476,898

Real Estate Investment Trusts – 2.8%
Camden Property Trust
325,000	5.700		05/15/17	364,937
CBL & Associates LP(b)
175,000	5.250		12/01/23	181,222
DDR Corp.
375,000	7.500		04/01/17	432,659
225,000	7.875		09/01/20	279,429
ERP Operating LP(b)
275,000	4.625		12/15/21	297,166
HCP, Inc.
275,000	6.000		01/30/17	307,048
125,000	2.625	(b)	02/01/20	121,440
Health Care REIT, Inc.
375,000	2.250		03/15/18	376,106
Healthcare Realty Trust, Inc.
350,000	5.750		01/15/21	388,147
Kilroy Realty LP
275,000	5.000		11/03/15	292,324
150,000	3.800	(b)	01/15/23	145,684

				3,186,162

Technology – 0.6%
Hewlett-Packard Co.
250,000	3.000		09/15/16	261,106
150,000	2.600		09/15/17	154,357
150,000	2.750		01/14/19	151,253
Juniper Networks, Inc.
75,000	4.500		03/15/24	76,047

				642,763

Tobacco(a) – 0.3%
Imperial Tobacco Finance PLC
400,000	2.050		02/11/18	396,796

Transportation(a) – 0.4%
Penske Truck Leasing Co. LP / PTL Finance Corp.
250,000	3.125		05/11/15	255,462
225,000	2.500		03/15/16	230,181

				485,643

Wireless Telecommunications – 0.6%
American Tower Corp.
150,000	4.700		03/15/22	156,212
223,000	3.500		01/31/23	210,696
100,000	5.000		02/15/24	104,313

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wireless Telecommunications – (continued)
AT&T, Inc.
	$250,000	2.950%	05/15/16	$ 260,695

				731,916

Wirelines Telecommunications – 2.8%
Telefonica Emisiones SAU
	175,000	3.192	04/27/18	179,229
	100,000	5.462	02/16/21	109,808
Verizon Communications, Inc.
	450,000	3.650	09/14/18	479,242
	850,000	4.500	09/15/20	923,118
	1,050,000	5.150	09/15/23	1,149,875
	300,000	6.550	09/15/43	364,052

				3,205,324

TOTAL CORPORATE OBLIGATIONS				$ 32,397,464

Mortgage-Backed Obligations – 35.2%
Adjustable Rate Non-Agency(b)(c) – 1.2%
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	$208,388	1.629%	09/25/35	$ 183,578
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
	764,959	0.364	05/25/46	659,722
Lehman XS Trust Series 2005-7N, Class 1A1A
	295,097	0.424	12/25/35	270,681
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	396,079	0.979	12/25/46	285,126

				1,399,107

Collateralized Mortgage Obligations – 8.0%
Agency Multi-Family – 4.6%
FHLMC Multifamily Structured Pass Through Certificates Series K031, Class A2(c)
	400,000	3.300%	04/25/23	404,007
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2(c)
	300,000	3.034	10/25/20	309,455
FNMA
	376,370	2.800	03/01/18	391,413
	1,056,434	3.740	05/01/18	1,135,869
	320,000	3.840	05/01/18	345,247
	800,000	4.506	06/01/19	876,126
	190,384	3.416	10/01/20	198,889
	180,668	3.614	12/01/20	189,710
	959,351	3.763	12/01/20	1,014,479
FNMA ACES Series 2012-M8, Class A2
	100,000	2.349	05/25/22	94,837
FNMA ACES Series 2012-M8, Class ASQ2
	100,000	1.520	12/25/19	99,369
GNMA
	151,168	3.950	07/15/25	157,637

				5,217,038

Covered Bond – 1.6%
Abbey National Treasury Services PLC(c)
GBP	200,000	2.121	02/16/15	337,708

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Covered Bond – (continued)
Northern Rock Asset Management PLC(a)
	$900,000	5.625%	06/22/17	$ 1,007,118
Sparebank 1 Boligkreditt AS(a)
	500,000	2.625	05/26/17	518,058

				1,862,884

Regular Floater(c) – 1.3%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	409,450	0.729	09/20/66	551,891
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(a)
	$85,851	0.455	09/20/66	83,302
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
EUR	77,040	0.609	09/20/66	102,975
Granite Master Issuer PLC Series 2003-3, Class 3A
GBP	40,078	0.897	01/20/44	66,619
Leek Finance Number Eighteen PLC Series 18X, Class A2B
	$205,072	0.494	09/21/38	211,784
Leek Finance Number Eighteen PLC Series 18X, Class A2C
EUR	51,268	0.572	09/21/38	72,963
Leek Finance Number Seventeen PLC Series 17X, Class A2C
	34,164	0.592	12/21/37	49,200
Quadrivio Finance SRL Series 2011-1, Class A1
	189,393	0.800	04/25/60	257,803
Thrones 2013-1 PLC Series 2013-1, Class A(b)
GBP	94,377	2.020	07/20/44	158,528

				1,555,065

Sequential Fixed Rate – 0.5%
FNMA REMIC Series 2012-111, Class B
	$63,214	7.000	10/25/42	71,165
FNMA REMIC Series 2012-153, Class B
	136,068	7.000	07/25/42	153,143
National Credit Union Administration Guaranteed Notes Series A4
	300,000	3.000	06/12/19	315,342

				539,650

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 9,174,637

Commercial Mortgage-Backed Securities – 3.2%
Sequential Fixed Rate – 3.2%
Banc of America Commercial Mortgage Trust Series 2007-4, Class A1A
	320,416	5.774%	02/10/51	356,889
GS Mortgage Securities Corp. II Series 2007-GG10, Class A4(e)
	273,362	5.819	08/10/45	303,876
GS Mortgage Securities Trust Series 2007-GG10, Class A1A(e)
	781,171	5.819	08/10/45	857,091
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class A1A
	466,234	5.811	06/12/43	504,981
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19, Class A1A(e)
	265,659	5.698	02/12/49	295,432
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4
	800,000	2.858	11/15/45	765,530

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A1A
$497,947	5.608%	05/15/46	$ 543,139

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$ 3,626,938

Federal Agencies – 22.8%
Adjustable Rate FHLMC(c) – 1.1%
1,217,405	2.375	09/01/35	1,295,966

Adjustable Rate FNMA(c) – 1.4%
332,550	2.102	05/01/33	347,168
617,611	2.332	05/01/35	655,048
600,926	2.590	09/01/35	639,704

			1,641,920

FHLMC – 1.2%
6,981	7.500	06/01/15	7,151
158,112	5.500	02/01/18	172,725
16,024	5.500	04/01/18	17,505
6,394	4.500	09/01/18	6,766
27,117	5.500	09/01/18	29,624
1,264	9.500	08/01/19	1,277
39	9.500	08/01/20	40
77,610	6.500	10/01/20	84,325
17,125	4.500	07/01/24	18,330
88,413	4.500	11/01/24	94,854
17,138	4.500	12/01/24	18,375
27,285	6.000	03/01/29	30,831
175	6.000	04/01/29	198
21,328	7.500	12/01/29	25,038
184,301	7.000	05/01/32	208,387
446	6.000	08/01/32	502
107,857	7.000	12/01/32	121,953
8,767	5.000	10/01/33	9,557
11,748	5.000	07/01/35	12,813
15,412	5.000	12/01/35	16,809
129,079	5.500	01/01/37	141,703
4,554	5.000	03/01/38	4,946
258,079	7.000	02/01/39	290,361
10,236	5.000	06/01/41	11,171

			1,325,241

FNMA – 17.6%
6,688	7.500	08/01/15	6,719
7,767	6.000	04/01/16	8,275
17,950	6.500	05/01/16	18,653
27,479	6.500	09/01/16	28,695
37,602	6.500	11/01/16	39,351
7,067	7.500	04/01/17	7,326
186,457	5.500	02/01/18	197,968
179,183	5.000	05/01/18	189,029
15,888	6.500	08/01/18	17,091
88,255	7.000	08/01/18	94,254
392,737	4.375	06/01/21	430,041
1,978	5.000	06/01/23	2,132
64,279	5.000	08/01/23	70,056
200,406	5.500	09/01/23	217,566
50,194	5.500	10/01/23	54,561
13,586	4.500	07/01/24	14,577
201,037	4.500	11/01/24	215,682
86,333	4.500	12/01/24	92,629
76	7.000	07/01/25	76

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$471	7.000%	11/01/25	$ 472
20,697	9.000	11/01/25	24,870
68,819	7.000	08/01/26	76,940
747	7.000	08/01/27	864
7,328	7.000	09/01/27	8,129
19,232	6.000	12/01/27	21,595
239	7.000	01/01/28	274
133,052	6.000	02/01/29	149,870
120,950	6.000	06/01/29	136,420
40,572	8.000	10/01/29	48,129
10,533	7.000	12/01/29	12,134
59,085	5.000	01/01/30	64,847
1,432	8.500	04/01/30	1,748
7,074	8.000	05/01/30	7,840
342	8.500	06/01/30	386
11,615	7.000	05/01/32	13,377
89,724	7.000	06/01/32	103,090
122,853	7.000	08/01/32	141,153
27,390	8.000	08/01/32	31,927
5,568	5.000	08/01/33	6,093
438,083	5.000	09/01/33	479,193
5,614	5.500	09/01/33	6,246
1,091,003	5.000	12/01/33	1,193,384
2,021	5.500	02/01/34	2,243
343	5.500	04/01/34	381
13,151	5.500	12/01/34	14,572
45,495	5.000	04/01/35	49,756
98,785	6.000	04/01/35	111,382
2,565	5.500	09/01/35	2,833
234,385	6.000	10/01/35	261,418
99,276	5.000	03/01/36	108,545
177	5.500	02/01/37	195
327	5.500	04/01/37	361
280	5.500	05/01/37	309
73,945	6.000	07/01/37	82,284
363,077	5.500	08/01/37	402,375
427	5.500	03/01/38	472
477	5.500	06/01/38	528
494	5.500	07/01/38	546
452	5.500	08/01/38	500
315	5.500	09/01/38	348
6,805	5.500	10/01/38	7,528
155	5.500	12/01/38	171
204,880	5.000	01/01/39	224,135
170,415	7.000	03/01/39	191,616
44,175	4.500	08/01/39	47,335
306,981	5.500	12/01/39	339,382
244,832	6.000	10/01/40	272,441
653,492	6.000	05/01/41	727,050
222,626	3.000	08/01/42	215,899
198,469	3.000	09/01/42	192,631
67,667	3.000	11/01/42	65,631
1,055,672	3.000	12/01/42	1,023,625
837,942	3.000	01/01/43	812,915
331,090	3.000	02/01/43	320,924
366,737	3.000	03/01/43	354,632
445,599	3.000	04/01/43	431,188
311,272	3.000	05/01/43	300,734
3,000,000	6.000	TBA-30yr(f)	3,344,531
5,000,000	3.000	TBA-30yr(f)	4,826,953
1,000,000	5.000	TBA-30yr(f)	1,087,774

			20,059,805

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – 1.5%
$5,184	7.000%	10/15/25	$ 5,693
13,698	7.000	11/15/25	15,163
2,276	7.000	02/15/26	2,493
7,839	7.000	04/15/26	8,546
3,820	7.000	03/15/27	4,080
76,040	7.000	11/15/27	82,317
3,331	7.000	01/15/28	3,881
32,267	7.000	02/15/28	37,590
7,566	7.000	03/15/28	8,814
3,710	7.000	04/15/28	4,323
498	7.000	05/15/28	580
7,316	7.000	06/15/28	8,523
16,013	7.000	07/15/28	18,655
13,562	7.000	08/15/28	15,799
15,719	7.000	09/15/28	18,312
2,654	7.000	11/15/28	3,092
4,208	7.500	11/15/30	4,267
304,721	6.000	08/20/34	347,707
1,000,000	5.000	TBA-30yr(f)	1,092,422

			1,682,257

TOTAL FEDERAL AGENCIES			$ 26,005,189

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 40,205,871

Agency Debentures – 5.1%
Federal Home Loan Banks
$400,000	1.875%	03/13/20	$ 394,359
600,000	3.000	09/10/21	619,630
600,000	2.125	06/09/23	556,047
300,000	3.250	06/09/23	307,814
100,000	3.375	12/08/23	102,300
FHLMC
600,000	2.375	01/13/22	587,674
FNMA
1,600,000	0.625	10/30/14	1,604,377
400,000	6.250	05/15/29	525,980
Tennessee Valley Authority
500,000	3.875	02/15/21	540,351
500,000	5.375	04/01/56	561,293

TOTAL AGENCY DEBENTURES			$ 5,799,825

Asset-Backed Securities – 7.4%
Collateralized Loan Obligations(c) – 6.3%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(a)
$965,558	0.888%	11/01/18	$ 948,394
Acis CLO Ltd. Series 2013-1A(a)
1,500,000	1.464	04/18/24	1,448,550
Acis CLO Ltd. Series 2013-2A(a)
950,000	1.157	10/14/22	921,025
Acis CLO Ltd. Series 2013-2A, Class A(a)
150,000	0.742	10/14/22	146,314
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)
240,651	0.486	04/29/19	236,071
Ocean Trails CLO I Series 2006-1X, Class A1
1,840,178	0.492	10/12/20	1,817,052
OFSI Fund V Ltd. Series 2013-5A(a)
950,000	0.000	04/17/25	938,030

Principal Amount	Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Red River CLO Ltd. Series 1A, Class A(a)
$705,587	0.508%		07/27/18	$ 696,956

				7,152,392

Home Equity – 0.2%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1(b)
91,558	7.000		09/25/37	91,425
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1(b)
135,956	6.859		09/25/37	135,438

				226,863

Student Loans(c) – 0.9%
Access Group, Inc. Series 2005-2, Class A3(b)
446,426	0.416		11/22/24	442,672
College Loan Corp. Trust Series 2004-1, Class A4
300,000	0.429		04/25/24	288,969
College Loan Corp. Trust Series 2006-1, Class A3
300,772	0.329		10/25/25	299,449

				1,031,090

TOTAL ASSET-BACKED SECURITIES				$ 8,410,345

Foreign Debt Obligations – 3.0%
Sovereign – 1.9%
Indonesia Government International Bond(a)
$200,000	6.125%		03/15/19	$ 218,500
Italy Buoni Poliennali Del Tesoro(a)
30,000	4.750		09/01/44	44,659
Mexico Government International Bond
160,000	4.750		03/08/44	152,000
Spain Government Bond(a)
30,000	5.150		10/31/44	47,541
United Kingdom Treasury Gilt
1,000,000	2.750		01/22/15	1,698,179

				2,160,879

Supranational – 1.1%
Inter-American Development Bank
200,000	1.000		02/27/18	194,934
International Finance Corp.
1,100,000	0.875		06/15/18	1,065,723

				1,260,657

TOTAL FOREIGN DEBT OBLIGATIONS				$ 3,421,536

Municipal Debt Obligations – 2.6%
California – 0.5%
California State Various Purpose GO Bonds Series 2010
$140,000	7.950	%(b)	03/01/36	$ 164,756
105,000	7.625		03/01/40	146,567
California State Various Purpose GO Bonds Series 2013(b)
250,000	5.000		04/01/37	268,145

				579,468

Illinois – 0.3%
Illinois State GO Bonds for Build America Bonds Series 2010-5
250,000	7.350		07/01/35	291,837

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
New York – 0.9%
New York City Municipal Finance Authority Water and Sewer System RB Series 2012 BB(b)
$250,000	5.000%		06/15/47	$ 263,502
New York State Urban Development Corp. RB for State Personal Income Tax Series 2011 A(b)
250,000	5.000		03/15/35	270,070
Rensselaer Polytechnic Institute Taxable Bonds Series 2010
475,000	5.600		09/01/20	528,303

				1,061,875

North Carolina – 0.5%
North Carolina State University RB Refunding Bonds Series 2013 A(b)
490,000	5.000		10/01/42	537,319

Ohio – 0.2%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
250,000	6.270		02/15/50	284,480

Washington – 0.2%
Washington Motor Vehicle Fuel Tax GO Bonds Series 2014 B(b)
250,000	5.000		08/01/34	277,093

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 3,032,072

Government Guarantee Obligations – 1.6%
Hashemite Kingdom of Jordan Government AID Bond(g)
$700,000	2.503%		10/30/20	$ 696,031
Israel Government AID Bond(g)
400,000	5.500		09/18/23	477,619
200,000	5.500		12/04/23	239,096
100,000	5.500		04/26/24	119,580
Kommunalbanken AS(a)(h)
300,000	1.000		09/26/17	296,150

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 1,828,476

U.S. Treasury Obligations – 23.5%
United States Treasury Bonds
$4,200,000	3.625	%(i)	08/15/43	$ 4,250,904
700,000	3.750		11/15/43	724,759
200,000	3.625		02/15/44	202,296
United States Treasury Inflation-Protected Securities
1,033,500	0.125		01/15/22	1,013,316
272,375	2.500		01/15/29	331,148
100,368	1.375		02/15/44	102,642
United States Treasury Notes
11,900,000	0.375		01/31/16	11,903,688
1,800,000	1.500		01/31/19	1,784,142
2,000,000	1.625		03/31/19	1,989,720
1,100,000	2.125		01/31/21	1,089,088
1,000,000	2.250		03/31/21	996,290
400,000	2.750		11/15/23	401,752
800,000	2.750		02/15/24	801,688
United States Treasury Principal-Only STRIPS(j)
1,900,000	0.000		11/15/27	1,228,350

TOTAL U.S. TREASURY OBLIGATIONS				$ 26,819,783

TOTAL INVESTMENTS – 106.7%				$121,915,372

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.7)%				(7,627,711)

NET ASSETS – 100.0%				$114,287,661

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $13,802,302, which represents approximately 12.1% of net assets as of March 31, 2014.

(b)	Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2014.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at March 31, 2014.

(e)	Interest is based on the weighted net interest rate of the collateral.

(f)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $10,351,680 which represents approximately 9.1% of net assets as of March 31, 2014.

(g)	Guaranteed by the United States Government. Total market value of these securities amounts to $1,532,326, which represents 1.3% of net assets as of March 31, 2014.

(h)	Guaranteed by a foreign government. Total market value of these securities amounts to $296,150, which represents 0.3% of net assets as of March 31, 2014.

(i)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investment Abbreviations:
BA	— Bankers Acceptance Rate
BRR	— Bank Bill Reference Rate
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
RMKT	— Remarketed
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and
Principal of Securities
UK	— United Kingdom

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America NA	EUR/SEK	06/18/14	$394,194	$2,459
	USD/EUR	06/18/14	308,558	2,664
Barclays Bank PLC	AUD/USD	06/18/14	194,643	3,704
	CAD/USD	06/18/14	674,844	2,844
	CHF/EUR	06/18/14	191,227	444
	EUR/CHF	06/18/14	1,723,946	4,228
	GBP/USD	06/18/14	386,553	2,033
	NOK/EUR	06/18/14	191,859	388
	NOK/SEK	06/18/14	190,813	1,784
	USD/CAD	06/18/14	95,576	424
	USD/EUR	06/18/14	381,565	363
BNP Paribas SA	EUR/CHF	06/18/14	90,914	183
	EUR/USD	06/18/14	192,849	571
	GBP/USD	06/18/14	386,552	2,659
	USD/EUR	06/18/14	1,744,668	9,943
	USD/JPY	06/18/14	190,995	5
Citibank NA	CAD/USD	06/18/14	95,704	155
	EUR/CHF	06/18/14	521,569	999
	USD/JPY	06/18/14	381,210	1,790
JPMorgan Chase Bank NA	USD/GBP	04/24/14	2,575,632	1,894
	EUR/CHF	06/18/14	506,323	1,013
	NOK/SEK	06/18/14	190,813	2,048
	NOK/USD	06/18/14	102,595	200
	SEK/NOK	06/18/14	95,380	140
	USD/JPY	06/18/14	190,705	1,295
Morgan Stanley Co., Inc.	AUD/EUR	06/18/14	195,903	5,810
	GBP/USD	06/18/14	288,248	733
State Street Bank	CAD/USD	06/18/14	96,470	470
	EUR/CHF	06/18/14	507,213	1,671
	USD/EUR	06/18/14	285,141	2,064
	USD/JPY	06/18/14	192,816	920
UBS AG	USD/EUR	05/07/14	546,627	4,018
Westpac Banking Corp.	AUD/GBP	06/18/14	196,876	3,600
	AUD/USD	06/18/14	588,540	16,066
	NZD/USD	06/18/14	525,177	8,221
	USD/EUR	05/07/14	91,949	63

TOTAL				$87,866

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America NA	USD/GBP	06/18/14	$383,220	$(942)
	USD/NZD	06/18/14	331,149	(8,344)
Barclays Bank PLC	CAD/USD	06/18/14	190,725	(275)
	CHF/EUR	06/18/14	94,929	(118)
	EUR/AUD	06/18/14	48,212	(1,429)
	EUR/CHF	06/18/14	230,041	(354)
	USD/AUD	06/18/14	198,794	(5,686)
	USD/CAD	06/18/14	194,720	(3,720)
	USD/GBP	06/18/14	1,632,852	(5,501)
	USD/NZD	06/18/14	540,720	(12,597)
BNP Paribas SA	CHF/EUR	06/18/14	190,015	(79)
	EUR/AUD	06/18/14	48,212	(1,057)
	EUR/USD	06/18/14	570,281	(2,673)
	JPY/USD	06/18/14	95,225	(775)
	USD/CAD	06/18/14	96,086	(86)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA	EUR/USD	06/18/14	$95,047	$(536)
	GBP/USD	06/18/14	340,975	(817)
	USD/AUD	06/18/14	96,860	(2,576)
	USD/CAD	06/18/14	96,467	(467)
	USD/JPY	06/18/14	192,390	(390)
	USD/NZD	06/18/14	322,948	(8,336)
Morgan Stanley Co., Inc.	USD/AUD	06/18/14	97,783	(2,733)
Royal Bank of Canada	USD/EUR	05/07/14	247,681	(672)
State Street Bank	USD/CAD	06/18/14	1,243,768	(8,004)
	USD/EUR	06/18/14	191,471	(171)
	USD/NZD	06/18/14	322,948	(4,516)
Westpac Banking Corp.	EUR/AUD	06/18/14	95,047	(2,626)
	GBP/AUD	06/18/14	96,638	(459)
	USD/AUD	06/18/14	389,285	(8,332)
	USD/NZD	06/18/14	381,164	(1,260)

TOTAL				$(85,531)

FUTURES CONTRACTS — At March 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Eurodollar	14	June 2014	$3,491,425	$1,727
90 Day Eurodollar	(57)	December 2015	(14,085,413)	39,772
90 Day Eurodollar	(58)	March 2016	(14,289,750)	30,118
90 Day Eurodollar	(29)	June 2016	(7,122,763)	18,426
Euro-Bobl	7	June 2014	1,209,012	1,836
Euro-BTP Italian Government Bonds	4	June 2014	670,695	6,651
Euro-Bund	5	June 2014	987,637	3,896
Euro-Buxl 30 Year Bonds	(1)	June 2014	(177,689)	(1,935)
Long Gilt	(9)	June 2014	(1,643,426)	(2,702)
U.S. Long Bond	(17)	June 2014	(2,264,719)	(404)
U.S. Ultra Long Treasury Bonds	(4)	June 2014	(577,875)	1,953
2 Year U.S. Treasury Notes	41	June 2014	9,002,063	(10,045)
5 Year U.S. Treasury Notes	17	June 2014	2,022,203	(13,849)
10 Year Japanese Government Bonds	(1)	June 2014	(1,401,153)	1,352
10 Year U.S. Treasury Notes	(41)	June 2014	(5,063,500)	27,146

TOTAL				$103,942

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000’s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	NZD	4,270	12/15/15	4.250%	3 Month BBR	$—	$1,392
	AUD	850	06/18/19	6 Month BBR	3.750%	55	1,996
	CAD	260	06/18/19	2.250	3 Month BA	2,661	(1,429)
	EUR	2,010	06/18/19	1.250	EURIBOR	33,484	(3,845)
	GBP	510	06/18/19	2.250	6 Month LIBOR	7,945	(3,865)
	NZD	1,230	06/18/19	4.750	3 Month BBR	3,380	(2,342)
	SEK	18,260	06/18/16	3 Month STIBOR	1.150	—	(1,799)
	SEK	10,660	06/18/19	3 Month STIBOR	2.000	—	1,639
		$1,050	06/18/19	3 Month LIBOR	2.000	—	9,077
	JPY	148,690	10/08/23	6 Month LIBOR	1.250	—	2,821
		$790	10/08/23	4.250	3 Month LIBOR	10,682	(1,232)
	GBP	500	03/20/24	6 Month LIBOR	3.750	—	(1,988)
		$810	03/20/24	4.250	3 Month LIBOR	6,937	162
	GBP	480	06/18/44	6 Month LIBOR	3.500	—	827
		$570	06/18/44	3.750	3 Month LIBOR	16,946	1,706

TOTAL						$82,090	$3,120

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2014.

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$119,694,392

Gross unrealized gain	3,069,135
Gross unrealized loss	(848,155)

Net unrealized security gain	$2,220,980

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Automobiles & Components – 1.1%
2,544	BorgWarner, Inc.	$ 156,380
3,169	Delphi Automotive PLC	215,048
44,590	Ford Motor Co.	695,604
14,753	General Motors Co.	507,798
2,502	Harley-Davidson, Inc.	166,658
7,523	Johnson Controls, Inc.	355,989
2,723	The Goodyear Tire & Rubber Co.	71,152

		2,168,629

Banks – 3.9%
7,927	BB&T Corp.	318,428
34,323	Citigroup, Inc.	1,633,775
2,111	Comerica, Inc.	109,350
9,646	Fifth Third Bancorp	221,376
5,171	Hudson City Bancorp, Inc.	50,831
9,449	Huntington Bancshares, Inc.	94,206
9,988	KeyCorp	142,229
1,490	M&T Bank Corp.	180,737
3,672	People’s United Financial, Inc.	54,603
15,589	Regions Financial Corp.	173,194
6,105	SunTrust Banks, Inc.	242,918
6,022	The PNC Financial Services Group, Inc.	523,914
20,718	U.S. Bancorp	887,973
54,246	Wells Fargo & Co.	2,698,196
2,089	Zions Bancorporation	64,717

		7,396,447

Capital Goods – 8.0%
7,132	3M Co.	967,527
1,011	Allegion PLC	52,744
2,794	AMETEK, Inc.	143,863
7,215	Caterpillar, Inc.	716,955
1,964	Cummins, Inc.	292,616
6,788	Danaher Corp.	509,100
4,195	Deere & Co.	380,906
1,898	Dover Corp.	155,161
5,363	Eaton Corp. PLC	402,869
7,969	Emerson Electric Co.	532,329
3,089	Fastenal Co.	152,349
1,553	Flowserve Corp.	121,662
1,849	Fluor Corp.	143,723
3,683	General Dynamics Corp.	401,152
113,848	General Electric Co.	2,947,525
8,902	Honeywell International, Inc.	825,750
4,435	Illinois Tool Works, Inc.	360,699
3,032	Ingersoll-Rand PLC	173,552
1,491	Jacobs Engineering Group, Inc.*	94,678
1,172	Joy Global, Inc.	67,976
1,003	L-3 Communications Holdings, Inc.	118,504
3,037	Lockheed Martin Corp.	495,760
4,092	Masco Corp.	90,883
2,455	Northrop Grumman Corp.	302,898
3,985	PACCAR, Inc.	268,748
1,259	Pall Corp.	112,643
1,670	Parker Hannifin Corp.	199,916
2,257	Pentair Ltd. (Registered)	179,070
1,642	Precision Castparts Corp.	415,032

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
2,397	Quanta Services, Inc.*	$ 88,449
3,563	Raytheon Co.	351,989
1,576	Rockwell Automation, Inc.	196,291
1,549	Rockwell Collins, Inc.	123,409
1,124	Roper Industries, Inc.	150,065
655	Snap-on, Inc.	74,329
1,762	Stanley Black & Decker, Inc.	143,145
3,182	Textron, Inc.	125,021
7,748	The Boeing Co.	972,296
9,553	United Technologies Corp.	1,116,173
699	W.W. Grainger, Inc.	176,609
2,137	Xylem, Inc.	77,830

		15,222,196

Commercial & Professional Services – 0.6%
1,124	Cintas Corp.	67,002
1,362	Equifax, Inc.	92,657
1,926	Iron Mountain, Inc.	53,100
3,224	Nielsen Holdings NV	143,887
2,265	Pitney Bowes, Inc.	58,867
3,038	Republic Services, Inc.	103,778
1,566	Robert Half International, Inc.	65,694
970	Stericycle, Inc.*	110,211
2,008	The ADT Corp.	60,140
420	The Dun & Bradstreet Corp.	41,727
5,216	Tyco International Ltd.	221,158
4,885	Waste Management, Inc.	205,512

		1,223,733

Consumer Durables & Apparel – 1.3%
3,125	Coach, Inc.	155,188
3,216	D.R. Horton, Inc.	69,626
576	Fossil Group, Inc.*	67,167
1,400	Garmin Ltd.	77,364
781	Harman International Industries, Inc.	83,098
1,259	Hasbro, Inc.	70,026
1,571	Leggett & Platt, Inc.	51,277
1,923	Lennar Corp. Class A	76,189
3,889	Mattel, Inc.	155,988
2,025	Michael Kors Holdings Ltd.*	188,872
700	Mohawk Industries, Inc.*	95,186
3,245	Newell Rubbermaid, Inc.	97,026
8,469	NIKE, Inc. Class B	625,520
3,901	PulteGroup, Inc.	74,860
923	PVH Corp.	115,163
675	Ralph Lauren Corp.	108,628
3,987	VF Corp.	246,716
888	Whirlpool Corp.	132,720

		2,490,614

Consumer Services – 1.8%
4,985	Carnival Corp.	188,732
349	Chipotle Mexican Grill, Inc.*	198,249
1,449	Darden Restaurants, Inc.	73,551
50	Graham Holdings Co. Class B	35,188
3,158	H&R Block, Inc.	95,340
2,817	International Game Technology	39,607
2,532	Marriott International, Inc. Class A	141,843
11,260	McDonald’s Corp.	1,103,818

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
8,528	Starbucks Corp.	$ 625,785
2,187	Starwood Hotels & Resorts Worldwide, Inc.	174,085
1,462	Wyndham Worldwide Corp.	107,062
907	Wynn Resorts Ltd.	201,490
5,061	Yum! Brands, Inc.	381,549

		3,366,299

Diversified Financials – 7.5%
10,353	American Express Co.	932,081
2,182	Ameriprise Financial, Inc.	240,173
119,919	Bank of America Corp.	2,062,607
20,370	Berkshire Hathaway, Inc. Class B*	2,545,639
1,433	BlackRock, Inc.	450,650
6,506	Capital One Financial Corp.	502,003
3,567	CME Group, Inc.	263,994
5,403	Discover Financial Services	314,401
3,050	E*TRADE Financial Corp.*	70,211
4,529	Franklin Resources, Inc.	245,381
1,311	IntercontinentalExchange Group, Inc.	259,355
4,947	Invesco Ltd.	183,039
42,970	JPMorgan Chase & Co.	2,608,709
1,201	Legg Mason, Inc.	58,897
3,475	Leucadia National Corp.	97,300
3,065	McGraw Hill Financial, Inc.	233,859
2,142	Moody’s Corp.	169,903
15,679	Morgan Stanley	488,714
2,542	Northern Trust Corp.	166,653
5,004	SLM Corp.	122,498
4,890	State Street Corp.	340,099
2,926	T. Rowe Price Group, Inc.	240,956
12,983	The Bank of New York Mellon Corp.	458,170
13,138	The Charles Schwab Corp.	359,062
4,781	The Goldman Sachs Group, Inc.(a)	783,367
1,336	The NASDAQ OMX Group, Inc.	49,352

		14,247,073

Energy – 10.1%
5,695	Anadarko Petroleum Corp.	482,708
4,497	Apache Corp.	373,026
5,029	Baker Hughes, Inc.	326,986
4,800	Cabot Oil & Gas Corp.	162,624
2,453	Cameron International Corp.*	151,522
5,718	Chesapeake Energy Corp.	146,495
21,629	Chevron Corp.	2,571,904
13,864	ConocoPhillips	975,332
2,581	CONSOL Energy, Inc.	103,111
4,238	Denbury Resources, Inc.	69,503
4,300	Devon Energy Corp.	287,799
819	Diamond Offshore Drilling, Inc.	39,934
2,643	Ensco PLC Class A	139,498
3,084	EOG Resources, Inc.	604,988
1,706	EQT Corp.	165,431
48,956	Exxon Mobil Corp.	4,782,022
2,675	FMC Technologies, Inc.*	139,876
9,579	Halliburton Co.	564,107

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
1,207	Helmerich & Payne, Inc.	$ 129,825
3,096	Hess Corp.	256,597
7,690	Kinder Morgan, Inc.	249,848
7,845	Marathon Oil Corp.	278,654
3,394	Marathon Petroleum Corp.	295,414
1,948	Murphy Oil Corp.	122,451
2,954	Nabors Industries Ltd.	72,816
4,845	National Oilwell Varco, Inc.	377,280
1,540	Newfield Exploration Co.*	48,294
2,912	Noble Corp. PLC	95,339
4,072	Noble Energy, Inc.	289,275
9,004	Occidental Petroleum Corp.	857,991
2,334	ONEOK, Inc.	138,290
3,019	Peabody Energy Corp.	49,331
6,657	Phillips 66	512,988
1,600	Pioneer Natural Resources Co.	299,424
2,016	QEP Resources, Inc.	59,351
1,849	Range Resources Corp.	153,412
1,431	Rowan Companies PLC Class A*	48,196
14,811	Schlumberger Ltd.	1,444,073
3,926	Southwestern Energy Co.*	180,635
7,583	Spectra Energy Corp.	280,116
1,534	Tesoro Corp.	77,605
7,690	The Williams Companies, Inc.	312,060
3,836	Transocean Ltd.	158,580
6,086	Valero Energy Corp.	323,167

		19,197,878

Food & Staples Retailing – 2.3%
4,935	Costco Wholesale Corp.	551,141
13,470	CVS Caremark Corp.	1,008,364
2,606	Safeway, Inc.	96,265
6,524	Sysco Corp.	235,712
5,840	The Kroger Co.	254,916
9,855	Walgreen Co.	650,726
18,309	Wal-Mart Stores, Inc.	1,399,357
4,194	Whole Foods Market, Inc.	212,678

		4,409,159

Food, Beverage & Tobacco – 5.2%
22,686	Altria Group, Inc.	849,137
7,446	Archer-Daniels-Midland Co.	323,082
1,845	Beam, Inc.	153,688
1,832	Brown-Forman Corp. Class B	164,312
2,002	Campbell Soup Co.	89,850
2,745	Coca-Cola Enterprises, Inc.	131,101
4,825	ConAgra Foods, Inc.	149,720
1,800	Constellation Brands, Inc. Class A*	152,946
2,282	Dr. Pepper Snapple Group, Inc.	124,278
7,163	General Mills, Inc.	371,187
1,523	Hormel Foods Corp.	75,038
2,938	Kellogg Co.	184,242
1,500	Keurig Green Mountain, Inc.	158,385
6,732	Kraft Foods Group, Inc.	377,665
4,169	Lorillard, Inc.	225,459
1,512	McCormick & Co., Inc.	108,471
2,259	Mead Johnson Nutrition Co.	187,813
1,798	Molson Coors Brewing Co. Class B	105,830

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
19,301	Mondelez International, Inc. Class A	$ 666,849
1,537	Monster Beverage Corp.*	106,745
17,248	PepsiCo, Inc.	1,440,208
17,959	Philip Morris International, Inc.	1,470,303
3,554	Reynolds American, Inc.	189,855
42,977	The Coca-Cola Co.	1,661,491
1,679	The Hershey Co.	175,288
1,190	The J.M. Smucker Co.	115,716
3,019	Tyson Foods, Inc. Class A	132,866

		9,891,525

Health Care Equipment & Services – 4.3%
17,480	Abbott Laboratories	673,155
4,159	Aetna, Inc.	311,800
2,593	AmerisourceBergen Corp.	170,075
6,137	Baxter International, Inc.	451,561
2,196	Becton, Dickinson and Co.	257,108
15,110	Boston Scientific Corp.*	204,287
878	C. R. Bard, Inc.	129,926
3,848	Cardinal Health, Inc.	269,283
2,392	CareFusion Corp.*	96,206
3,305	Cerner Corp.*	185,906
3,102	Cigna Corp.	259,730
5,107	Covidien PLC	376,182
1,998	DaVita HealthCare Partners, Inc.*	137,562
1,638	DENTSPLY International, Inc.	75,414
1,238	Edwards Lifesciences Corp.*	91,822
8,806	Express Scripts Holding Co.*	661,243
1,764	Humana, Inc.	198,838
431	Intuitive Surgical, Inc.*	188,774
1,010	Laboratory Corp. of America Holdings*	99,192
2,600	McKesson Corp.	459,082
11,298	Medtronic, Inc.	695,279
908	Patterson Companies, Inc.	37,918
1,638	Quest Diagnostics, Inc.	94,873
3,298	St. Jude Medical, Inc.	215,656
3,326	Stryker Corp.	270,969
1,125	Tenet Healthcare Corp.*	48,161
11,225	UnitedHealth Group, Inc.	920,338
1,196	Varian Medical Systems, Inc.*	100,452
3,200	WellPoint, Inc.	318,560
1,950	Zimmer Holdings, Inc.	184,431

		8,183,783

Household & Personal Products – 2.1%
4,817	Avon Products, Inc.	70,521
9,932	Colgate-Palmolive Co.	644,289
4,319	Kimberly-Clark Corp.	476,170
1,455	The Clorox Co.	128,054
2,874	The Estee Lauder Companies, Inc. Class A	192,213
30,761	The Procter & Gamble Co.	2,479,337

		3,990,584

Insurance – 2.9%
3,842	ACE Ltd.	380,589
5,247	Aflac, Inc.	330,771

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
16,702	American International Group, Inc.	$ 835,267
3,394	Aon PLC	286,046
805	Assurant, Inc.	52,293
1,641	Cincinnati Financial Corp.	79,851
5,614	Genworth Financial, Inc. Class A*	99,536
5,059	Hartford Financial Services Group, Inc.	178,431
2,972	Lincoln National Corp.	150,591
3,460	Loews Corp.	152,413
6,188	Marsh & McLennan Companies, Inc.	305,068
12,669	MetLife, Inc.	668,923
3,045	Principal Financial Group, Inc.	140,040
5,240	Prudential Financial, Inc.	443,566
5,125	The Allstate Corp.	289,972
2,849	The Chubb Corp.	254,416
6,316	The Progressive Corp.	152,974
3,992	The Travelers Companies, Inc.	339,719
1,018	Torchmark Corp.	80,117
3,019	Unum Group	106,601
3,200	XL Group PLC	100,000

		5,427,184

Materials – 3.5%
2,381	Air Products & Chemicals, Inc.	283,434
767	Airgas, Inc.	81,693
12,283	Alcoa, Inc.	158,082
1,171	Allegheny Technologies, Inc.	44,123
1,064	Avery Dennison Corp.	53,913
1,655	Ball Corp.	90,711
1,121	Bemis Co., Inc.	43,988
648	CF Industries Holdings, Inc.	168,895
1,733	Cliffs Natural Resources, Inc.	35,457
10,470	E.I. du Pont de Nemours & Co.	702,537
1,760	Eastman Chemical Co.	151,730
3,059	Ecolab, Inc.	330,341
1,476	FMC Corp.	113,003
11,803	Freeport-McMoRan Copper & Gold, Inc.	390,325
925	International Flavors & Fragrances, Inc.	88,495
5,048	International Paper Co.	231,602
4,944	LyondellBasell Industries NV Class A	439,719
2,004	MeadWestvaco Corp.	75,431
5,944	Monsanto Co.	676,249
5,634	Newmont Mining Corp.	132,061
3,601	Nucor Corp.	181,995
1,932	Owens-Illinois, Inc.*	65,360
1,569	PPG Industries, Inc.	303,539
3,329	Praxair, Inc.	435,999
2,170	Sealed Air Corp.	71,328
1,354	Sigma-Aldrich Corp.	126,436
13,746	The Dow Chemical Co.	667,918
3,837	The Mosaic Co.	191,850
980	The Sherwin-Williams Co.	193,187
1,627	United States Steel Corp.	44,921
1,457	Vulcan Materials Co.	96,818

		6,671,140

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – 3.5%
2,316	Cablevision Systems Corp. Class A	$ 39,071
6,344	CBS Corp. Class B	392,059
29,491	Comcast Corp. Class A	1,475,140
5,376	DIRECTV*	410,834
2,554	Discovery Communications, Inc. Class A*	211,216
2,603	Gannett Co., Inc.	71,843
5,710	News Corp. Class A*	98,326
2,884	Omnicom Group, Inc.	209,378
1,266	Scripps Networks Interactive, Inc. Class A	96,102
4,811	The Interpublic Group of Companies, Inc.	82,460
18,494	The Walt Disney Co.	1,480,815
3,143	Time Warner Cable, Inc.	431,157
10,113	Time Warner, Inc.	660,682
21,988	Twenty-First Century Fox, Inc. Class A	702,956
4,515	Viacom, Inc. Class B	383,730

		6,745,769

Pharmaceuticals, Biotechnology & Life Sciences – 9.0%
18,003	AbbVie, Inc.	925,354
1,978	Actavis PLC*	407,171
3,743	Agilent Technologies, Inc.	209,309
2,229	Alexion Pharmaceuticals, Inc.*	339,098
3,380	Allergan, Inc.	419,458
8,534	Amgen, Inc.	1,052,584
2,673	Biogen Idec, Inc.*	817,591
18,633	Bristol-Myers Squibb Co.	967,984
4,600	Celgene Corp.*	642,160
11,220	Eli Lilly & Co.	660,409
2,688	Forest Laboratories, Inc.*	248,022
17,352	Gilead Sciences, Inc.*	1,229,563
1,816	Hospira, Inc.*	78,542
31,929	Johnson & Johnson	3,136,386
33,066	Merck & Co., Inc.	1,877,157
4,295	Mylan, Inc.*	209,725
1,321	PerkinElmer, Inc.	59,524
1,493	Perrigo Co. PLC	230,907
72,428	Pfizer, Inc.	2,326,387
889	Regeneron Pharmaceuticals, Inc.*	266,949
4,488	Thermo Fisher Scientific, Inc.	539,637
2,645	Vertex Pharmaceuticals, Inc.*	187,054
979	Waters Corp.*	106,133
5,658	Zoetis, Inc.	163,743

		17,100,847

Real Estate – 2.1%
4,445	American Tower Corp. (REIT)	363,912
1,564	Apartment Investment & Management Co. Class A (REIT)	47,264
1,363	AvalonBay Communities, Inc. (REIT)	178,989
1,743	Boston Properties, Inc. (REIT)	199,626
3,215	CBRE Group, Inc. Class A*	88,187
3,765	Crown Castle International Corp. (REIT)	277,782
3,803	Equity Residential (REIT)	220,536

Shares	Description	Value
Common Stocks – (continued)
Real Estate – (continued)
6,116	General Growth Properties, Inc. (REIT)	$ 134,552
5,118	HCP, Inc. (REIT)	198,527
3,294	Health Care REIT, Inc. (REIT)	196,322
8,465	Host Hotels & Resorts, Inc. (REIT)	171,332
4,663	Kimco Realty Corp. (REIT)	102,026
1,947	Plum Creek Timber Co., Inc. (REIT)	81,852
5,697	Prologis, Inc. (REIT)	232,609
1,636	Public Storage (REIT)	275,650
3,515	Simon Property Group, Inc. (REIT)	576,460
1,624	The Macerich Co. (REIT)	101,224
3,293	Ventas, Inc. (REIT)	199,457
1,969	Vornado Realty Trust (REIT)	194,065
6,595	Weyerhaeuser Co. (REIT)	193,563

		4,033,935

Retailing – 4.2%
4,196	Amazon.com, Inc.*	1,412,038
499	AutoNation, Inc.*	26,562
385	AutoZone, Inc.*	206,783
2,430	Bed Bath & Beyond, Inc.*	167,184
3,095	Best Buy Co., Inc.	81,739
2,537	CarMax, Inc.*	118,732
3,334	Dollar General Corp.*	184,970
2,355	Dollar Tree, Inc.*	122,884
1,183	Expedia, Inc.	85,768
1,117	Family Dollar Stores, Inc.	64,797
1,274	GameStop Corp. Class A	52,361
1,758	Genuine Parts Co.	152,682
2,297	Kohl’s Corp.	130,470
2,759	L Brands, Inc.	156,628
11,816	Lowe’s Companies, Inc.	577,802
4,170	Macy’s, Inc.	247,239
671	Netflix, Inc.*	236,212
1,619	Nordstrom, Inc.	101,107
1,215	O’Reilly Automotive, Inc.*	180,294
1,199	PetSmart, Inc.	82,599
583	Priceline.com, Inc.*	694,872
2,421	Ross Stores, Inc.	173,223
7,475	Staples, Inc.	84,767
7,145	Target Corp.	432,344
3,016	The Gap, Inc.	120,821
15,936	The Home Depot, Inc.	1,261,016
1,246	Tiffany & Co.	107,343
8,048	TJX Companies, Inc.	488,111
1,600	Tractor Supply Co.	113,008
1,253	TripAdvisor, Inc.*	113,509
1,203	Urban Outfitters, Inc.*	43,873

		8,021,738

Semiconductors & Semiconductor Equipment – 2.1%
3,629	Altera Corp.	131,515
3,563	Analog Devices, Inc.	189,338
13,560	Applied Materials, Inc.	276,895
6,106	Broadcom Corp. Class A	192,217
780	First Solar, Inc.*	54,436
56,255	Intel Corp.	1,451,942
1,886	KLA-Tencor Corp.	130,398
1,877	Lam Research Corp.*	103,235

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
2,650	Linear Technology Corp.	$ 129,028
6,167	LSI Corp.	68,269
2,245	Microchip Technology, Inc.	107,221
11,825	Micron Technology, Inc.*	279,780
6,548	NVIDIA Corp.	117,275
12,362	Texas Instruments, Inc.	582,868
3,031	Xilinx, Inc.	164,492

		3,978,909

Software & Services – 10.3%
7,203	Accenture PLC Class A	574,223
5,236	Adobe Systems, Inc.*	344,215
2,004	Akamai Technologies, Inc.*	116,653
557	Alliance Data Systems Corp.*	151,755
2,569	Autodesk, Inc.*	126,343
5,448	Automatic Data Processing, Inc.	420,913
3,612	CA, Inc.	111,864
2,109	Citrix Systems, Inc.*	121,120
6,812	Cognizant Technology Solutions Corp. Class A*	344,755
1,666	Computer Sciences Corp.	101,326
13,211	eBay, Inc.*	729,776
3,498	Electronic Arts, Inc.*	101,477
19,385	Facebook, Inc. Class A*	1,167,752
3,262	Fidelity National Information Services, Inc.	174,354
2,937	Fiserv, Inc.*	166,499
3,203	Google, Inc. Class A*	3,569,776
11,107	International Business Machines Corp.	2,137,986
3,197	Intuit, Inc.	248,503
11,560	Mastercard, Inc. Class A	863,532
85,576	Microsoft Corp.	3,507,760
39,295	Oracle Corp.	1,607,558
3,678	Paychex, Inc.	156,683
2,134	Red Hat, Inc.*	113,059
6,278	Salesforce.com, Inc.*	358,411
7,877	Symantec Corp.	157,304
1,832	Teradata Corp.*	90,116
6,184	The Western Union Co.	101,170
1,891	Total System Services, Inc.	57,505
1,449	VeriSign, Inc.*	78,116
5,763	Visa, Inc. Class A	1,244,001
13,081	Xerox Corp.	147,815
10,730	Yahoo!, Inc.*	385,207

		19,577,527

Technology Hardware & Equipment – 6.2%
1,770	Amphenol Corp. Class A	162,221
10,105	Apple, Inc.	5,423,758
58,453	Cisco Systems, Inc.	1,309,932
15,771	Corning, Inc.	328,352
22,948	EMC Corp.	629,005
869	F5 Networks, Inc.*	92,661
1,526	FLIR Systems, Inc.	54,936
1,220	Harris Corp.	89,255
21,470	Hewlett-Packard Co.	694,769
2,092	Jabil Circuit, Inc.	37,656
5,739	Juniper Networks, Inc.*	147,837
2,622	Motorola Solutions, Inc.	168,568

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
3,857	NetApp, Inc.	$ 142,323
19,119	QUALCOMM, Inc.	1,507,724
2,562	SanDisk Corp.	208,009
3,653	Seagate Technology PLC	205,152
4,610	TE Connectivity Ltd.	277,568
2,397	Western Digital Corp.	220,093

		11,699,819

Telecommunication Services – 2.4%
59,083	AT&T, Inc.	2,072,041
6,689	CenturyLink, Inc.	219,667
11,552	Frontier Communications Corp.	65,846
46,814	Verizon Communications, Inc.	2,226,942
6,949	Windstream Holdings, Inc.	57,260

		4,641,756

Transportation – 2.0%
1,715	C.H. Robinson Worldwide, Inc.	89,849
11,405	CSX Corp.	330,403
9,650	Delta Air Lines, Inc.	334,373
2,315	Expeditors International of Washington, Inc.	91,743
3,358	FedEx Corp.	445,137
1,247	Kansas City Southern	127,269
3,496	Norfolk Southern Corp.	339,706
600	Ryder System, Inc.	47,952
7,931	Southwest Airlines Co.	187,251
5,155	Union Pacific Corp.	967,387
8,085	United Parcel Service, Inc. Class B	787,317

		3,748,387

Utilities – 3.0%
7,046	AES Corp.	100,617
1,371	AGL Resources, Inc.	67,124
2,693	Ameren Corp.	110,952
5,475	American Electric Power Co., Inc.	277,363
4,931	CenterPoint Energy, Inc.	116,815
2,929	CMS Energy Corp.	85,761
3,283	Consolidated Edison, Inc.	176,133
6,569	Dominion Resources, Inc.	466,333
2,020	DTE Energy Co.	150,066
7,974	Duke Energy Corp.	567,908
3,693	Edison International	209,061
2,049	Entergy Corp.	136,976
9,697	Exelon Corp.	325,431
4,778	FirstEnergy Corp.	162,595
921	Integrys Energy Group, Inc.	54,938
4,874	NextEra Energy, Inc.	466,052
3,526	NiSource, Inc.	125,279
3,524	Northeast Utilities	160,342
3,660	NRG Energy, Inc.	116,388
2,832	Pepco Holdings, Inc.	57,999
5,084	PG&E Corp.	219,629
1,214	Pinnacle West Capital Corp.	66,357
7,132	PPL Corp.	236,354
5,725	Public Service Enterprise Group, Inc.	218,352
1,546	SCANA Corp.	79,341

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Utilities – (continued)
2,557	Sempra Energy	$ 247,415
2,312	TECO Energy, Inc.	39,651
9,978	The Southern Co.	438,433
2,563	Wisconsin Energy Corp.	119,308
5,675	Xcel Energy, Inc.	172,293

		5,771,266

Total Common Stock		189,206,197

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation – 0.1%
United States Treasury Bill(b)(c)
$ 100,000	0.000%	05/22/14	$ 99,997

TOTAL INVESTMENTS – 99.5%			$ 189,306,194

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			941,892

NET ASSETS – 100.0%			$ 190,248,086

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	All or portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-mini Index	15	June 2014	$1,398,450	$23,760

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$115,407,674

Gross unrealized gain	89,473,532
Gross unrealized loss	(15,575,012)

Net unrealized security gain	$73,898,520

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL MARKETS NAVIGATOR FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures(a) – 19.4%
FHLMC
$15,794,000	0.000%	10/16/14	$ 15,788,788
FNMA
15,417,000	0.000	07/30/14	15,414,949

TOTAL AGENCY DEBENTURES			$ 31,203,737

Shares	Description	Value
Exchange Traded Funds – 40.7%
188,314	iShares Russell 2000 ETF(b)	$ 21,908,451
253,745	Vanguard S&P 500 ETF	43,479,205

TOTAL EXCHANGE TRADED FUNDS		$ 65,387,656

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 12.9%
United States Treasury Bill(a)
$16,819,000	0.000%	07/24/14	$ 16,816,710
United States Treasury Note
3,702,000	3.125	05/15/21	3,899,798

TOTAL U.S. TREASURY OBLIGATIONS			$ 20,716,508

Shares	Distribution Rate	Value
Investment Company (c)(d) – 23.9%
Goldman Sachs Financial Square Government Fund – FST Shares
38,331,795	0.006%	$ 38,331,795

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$155,639,696

Securities Lending Reinvestment Vehicle (c)(d) – 10.2%
Goldman Sachs Financial Square Money Market Fund – FST Shares
16,333,325	0.061%	$ 16,333,325

TOTAL INVESTMENTS – 107.1%		$171,973,021

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.1)%		(11,387,851)

NET ASSETS – 100.0%		$160,585,170

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	All or a portion of security is on loan.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2014.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526- 7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL MARKETS NAVIGATOR FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	838	June 2014	$35,788,592	$1,067,916
Euro-Bund	145	June 2014	28,641,481	13,627
FTSE 100 Index	72	June 2014	7,854,477	(8,228)
Russell 2000 Mini Index	14	June 2014	1,638,700	(1,482)
TSE TOPIX Index	12	June 2014	1,398,634	(25,730)
10 Year Japanese Government Bonds	10	June 2014	14,011,529	(21,055)

TOTAL				$1,025,048

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$166,610,023

Gross unrealized gain	5,498,598
Gross unrealized loss	(135,600)

Net unrealized security gain	$5,362,998

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Banks – 2.1%
48,372	First Republic Bank	$ 2,611,604
184,675	MGIC Investment Corp.*	1,573,431

		4,185,035

Capital Goods – 10.7%
38,785	AMETEK, Inc.	1,997,040
47,821	Graco, Inc.	3,574,141
26,027	Hubbell, Inc. Class B	3,119,856
50,310	Kennametal, Inc.	2,228,733
53,584	Quanta Services, Inc.*	1,977,250
8,054	Roper Industries, Inc.	1,075,290
100,108	Sensata Technologies Holding NV*	4,268,605
11,882	W.W. Grainger, Inc.	3,002,106

		21,243,021

Commercial & Professional Services – 1.3%
33,558	Healthcare Services Group, Inc.	975,196
34,884	Waste Connections, Inc.	1,530,012

		2,505,208

Consumer Durables & Apparel – 7.2%
17,482	Deckers Outdoor Corp.*	1,393,840
92,817	Kate Spade & Co.*	3,442,582
31,199	PVH Corp.	3,892,699
13,001	Ralph Lauren Corp.	2,092,251
25,623	Toll Brothers, Inc.*	919,866
6,831	Under Armour, Inc. Class A*	783,106
27,732	VF Corp.	1,716,056

		14,240,400

Consumer Services – 5.7%
5,440	Chipotle Mexican Grill, Inc.*	3,090,192
32,777	Marriott International, Inc. Class A	1,836,168
65,382	Norwegian Cruise Line Holdings Ltd.*	2,109,877
10,698	Panera Bread Co. Class A*	1,887,876
41,335	Tim Hortons, Inc.	2,286,239

		11,210,352

Diversified Financials – 6.1%
16,212	IntercontinentalExchange Group, Inc.	3,207,220
46,944	MSCI, Inc.*	2,019,531
145,392	SLM Corp.	3,559,196
40,452	T. Rowe Price Group, Inc.	3,331,222

		12,117,169

Energy – 5.5%
16,362	Antero Resources Corp.*	1,024,261
38,368	Cameron International Corp.*	2,369,991
6,972	Core Laboratories NV	1,383,524
24,518	Dril-Quip, Inc.*	2,748,468
6,512	Pioneer Natural Resources Co.	1,218,656
31,985	Whiting Petroleum Corp.*	2,219,439

		10,964,339

Food & Staples Retailing – 1.4%
56,088	Whole Foods Market, Inc.	2,844,223

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – 3.9%
8,213	Keurig Green Mountain, Inc.	$ 867,211
22,113	McCormick & Co., Inc.	1,586,386
34,861	The Hain Celestial Group, Inc.*	3,188,736
28,083	TreeHouse Foods, Inc.*	2,021,695

		7,664,028

Health Care Equipment & Services – 5.9%
25,724	C. R. Bard, Inc.	3,806,638
57,318	CareFusion Corp.*	2,305,330
20,684	Henry Schein, Inc.*	2,469,049
101,004	HMS Holdings Corp.*	1,924,126
18,525	MEDNAX, Inc.*	1,148,179

		11,653,322

Household & Personal Products – 1.3%
36,047	Church & Dwight Co., Inc.	2,489,766

Materials – 5.2%
28,701	Airgas, Inc.	3,056,943
13,544	Ecolab, Inc.	1,462,617
29,912	International Flavors & Fragrances, Inc.	2,861,681
15,132	The Sherwin-Williams Co.	2,982,971

		10,364,212

Media – 2.1%
22,216	Discovery Communications, Inc. Class A*	1,837,263
30,110	Scripps Networks Interactive, Inc. Class A	2,285,650

		4,122,913

Pharmaceuticals, Biotechnology & Life Sciences – 11.5%
11,104	Actavis PLC*	2,285,759
71,950	Agilent Technologies, Inc.	4,023,444
8,809	BioMarin Pharmaceutical, Inc.*	600,862
34,120	Cepheid, Inc.*	1,759,910
14,070	Incyte Corp. Ltd.*	753,026
15,325	Medivation, Inc.*	986,470
5,663	Mettler-Toledo International, Inc.*	1,334,656
56,694	Mylan, Inc.*	2,768,368
35,974	PerkinElmer, Inc.	1,620,989
11,503	Pharmacyclics, Inc.*	1,152,831
3,830	Regeneron Pharmaceuticals, Inc.*	1,150,072
11,336	Shire PLC ADR	1,683,736
25,446	Vertex Pharmaceuticals, Inc.*	1,799,541
34,111	Zoetis, Inc.	987,172

		22,906,836

Real Estate – 2.6%
186,728	CBRE Group, Inc. Class A*	5,121,949

Retailing – 9.4%
40,735	Dick’s Sporting Goods, Inc.	2,224,538
79,077	Dollar General Corp.*	4,387,192
58,406	Five Below, Inc.*	2,481,087
68,856	L Brands, Inc.	3,908,955
36,220	PetSmart, Inc.	2,495,196
21,887	Restoration Hardware Holdings, Inc.*	1,610,664

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
18,743	Tiffany & Co.	$1,614,710

		18,722,342

Semiconductors & Semiconductor Equipment – 4.4%
69,477	Altera Corp.	2,517,847
38,135	Linear Technology Corp.	1,856,793
79,377	Xilinx, Inc.	4,307,790

		8,682,430

Software & Services – 7.2%
23,932	Equinix, Inc.*	4,423,591
25,814	FleetCor Technologies, Inc.*	2,971,192
19,634	Guidewire Software, Inc.*	963,048
15,777	LinkedIn Corp. Class A*	2,917,798
57,670	Pandora Media, Inc.*	1,748,554
22,283	ServiceNow, Inc.*	1,335,197

		14,359,380

Technology Hardware & Equipment – 1.5%
32,856	Amphenol Corp. Class A	3,011,252

Telecommunication Services – 3.7%
52,797	SBA Communications Corp. Class A*	4,802,415
80,387	tw telecom, inc.*	2,512,898

		7,315,313

Transportation – 0.6%
11,139	Kansas City Southern	1,136,846

TOTAL INVESTMENTS – 99.3%		$196,860,336

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		1,411,302

NET ASSETS – 100.0%		$198,271,638

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526- 7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$141,183,289

Gross unrealized gain	57,946,727
Gross unrealized loss	(2,269,680)

Net unrealized security gain	$55,677,047

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 59.5%
Collateralized Mortgage Obligations – 47.3%
Agency Multi-Family(a) – 7.4%
FHLMC Multifamily Structured Pass Through Certificates Series KF02, Class A1
$2,604,894	0.534%	07/25/20	$ 2,607,192
FNMA
188,185	2.800	03/01/18	195,707
480,197	3.740	05/01/18	516,304
110,000	3.840	05/01/18	118,678
400,000	4.506	06/01/19	438,063
95,192	3.416	10/01/20	99,444
90,334	3.614	12/01/20	94,855
383,740	3.763	12/01/20	405,792
196,369	4.375	06/01/21	215,021
FNMA ACES Series 2013-M11, Class FA
1,066,067	0.484	01/25/18	1,066,798
GNMA
75,584	3.950	07/15/25	78,818

			5,836,672

Regular Floater(a) – 39.9%
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(b)
2,003,194	0.455	09/20/66	1,943,707
FHLMC REMIC Series 3208, Class FG(c)
2,072,298	0.555	08/15/36	2,077,719
FHLMC REMIC Series 3307, Class FT
3,016,003	0.395	07/15/34	3,019,930
FHLMC REMIC Series 3311, Class KF
4,532,928	0.495	05/15/37	4,526,991
FHLMC REMIC Series 3371, Class FA(c)
1,314,789	0.755	09/15/37	1,322,482
FHLMC REMIC Series 4174, Class FB
1,876,685	0.455	05/15/39	1,867,207
FNMA REMIC Series 2006-82, Class F
1,589,264	0.724	09/25/36	1,602,468
FNMA REMIC Series 2006-96, Class FA
1,556,451	0.454	10/25/36	1,559,677
FNMA REMIC Series 2007-85, Class FC
1,190,986	0.694	09/25/37	1,201,846
FNMA REMIC Series 2008-8, Class FB
2,025,999	0.974	02/25/38	2,042,600
FNMA REMIC Series 2011-110, Class FE
882,727	0.554	04/25/41	884,361
FNMA REMIC Series 2012-35, Class QF
2,769,754	0.554	04/25/42	2,778,592
GNMA Series 2005-48, Class AF
1,510,437	0.357	06/20/35	1,502,472
Granite Master Issuer PLC Series 2006-3, Class A4
261,584	0.237	12/20/54	258,930
Granite Master Issuer PLC Series 2007-1, Class 2A1
1,236,577	0.297	12/20/54	1,225,260
Leek Finance Number Eighteen PLC Series 18X, Class A2B
153,804	0.494	09/21/38	158,838
Leek Finance Number Seventeen PLC Series 17A, Class A2B(b)
68,328	0.514	12/21/37	71,371
National Credit Union Administration Guaranteed Notes Trust Series 2011-R1, Class 1A(c)
3,180,353	0.606	01/08/20	3,197,621

			31,242,072

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$37,078,744

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 1.7%
Regular Floater(a) – 1.4%
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-FBLU, Class A(b)
$1,100,000	1.105%	12/15/28	$ 1,100,376

Sequential Fixed Rate(a) – 0.3%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4
196,827	5.889	07/10/44	213,494

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 1,313,870

Federal Agencies – 10.5%
Adjustable Rate FHLMC(a) – 4.6%
$304,351	2.375%	09/01/35	$ 323,991
762,172	2.485	12/01/36	817,814
1,071,447	3.051	04/01/37	1,140,421
813,379	2.516	01/01/38	864,233
455,057	2.502	05/01/35	482,797

			3,629,256

Adjustable Rate FNMA(a) – 5.1%
110,850	2.102	05/01/33	115,723
308,805	2.332	05/01/35	327,524
899,922	3.994	06/01/35	945,522
972,454	2.228	11/01/35	1,032,080
168,314	2.404	12/01/35	178,946
596,251	2.564	03/01/37	636,370
749,043	2.293	12/01/37	799,066

			4,035,231

Adjustable Rate GNMA(a) – 0.8%
575,896	1.625	04/20/33	599,063

TOTAL FEDERAL AGENCIES			$ 8,263,550

TOTAL MORTGAGE-BACKED OBLIGATIONS			$46,656,164

Asset-Backed Securities – 35.4%
Auto – 1.6% (a)
Ally Master Owner Trust Series 2013-1, Class A1
$1,250,000	0.605%	02/15/18	$ 1,252,458

Collateralized Loan Obligations – 9.6% (a)
Acis CLO Ltd. Series 2013-2A, Class A(b)
925,000	0.742	10/14/22	902,270
Black Diamond CLO Ltd. Series 2006-1A, Class AD(b)
433,173	0.486	04/29/19	424,927
Brentwood CLO Corp. Series 2006-1A, Class A1A(b)
1,263,398	0.508	02/01/22	1,243,259
Brentwood CLO Corp. Series 2006-1A, Class A1B(b)
496,335	0.508	02/01/22	488,423
KKR Financial CLO Corp. Series 2007-1A, Class A(b)
1,388,124	0.586	05/15/21	1,374,687
OZLM Funding III Ltd. Series 2013-3A, Class A1(b)
500,000	1.567	01/22/25	496,496
Westbrook CLO Ltd. Series 2006-1X, Class A1
650,291	0.475	12/20/20	641,090
Westchester CLO Ltd. Series 2007-1X, Class A1A
2,035,279	0.463	08/01/22	2,001,947

			7,573,099

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Credit Card(a) – 1.3%
Bank of America Credit Card Trust Series 2014-A1, Class A
$1,000,000	0.535%	06/15/21	$ 1,000,959

Home Equity – 2.2%
HLSS Servicer Advance Receivables Trust Series 2014-T1, Class AT1(b)
1,250,000	1.244	01/17/45	1,250,464
New Residential Advance Receivables Trust Series 2014-T1, Class A1(b)
450,000	1.274	03/15/45	450,000

			1,700,464

Student Loans – 20.7%(a)
Academic Loan Funding Trust Series 2013-1A, Class A(b)
1,157,140	0.954	12/26/44	1,157,154
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
736,373	0.954	02/25/41	739,984
Brazos Higher Education Authority Series 2005-2, Class A10
674,982	0.353	12/26/19	671,945
Brazos Higher Education Authority Series 2005-3, Class A14
8,312	0.343	09/25/23	8,307
College Loan Corp. Trust Series 2004-1, Class A4
150,000	0.429	04/25/24	144,484
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(b)
594,552	0.954	06/25/26	598,855
Educational Funding of the South, Inc. Series 2011-1, Class A2(c)
1,000,000	0.889	04/25/35	996,516
Educational Services of America, Inc. Series 2010-1, Class A1(b)(c)
2,292,246	1.089	07/25/23	2,307,605
Educational Services of America, Inc. Series 2014-1, Class A(b)(c)
650,000	0.860	02/25/39	643,740
EFS Volunteer No. 3 LLC Series 2012-1, Class A2(b)
1,750,000	1.156	02/25/25	1,771,365
GCO Education Loan Funding Trust Series 2006-1, Class A8L
766,742	0.365	05/25/25	752,139
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
1,300,000	1.157	05/20/30	1,318,492
Nelnet Student Loan Trust Series 2008-3, Class A4(c)
1,200,000	1.885	11/25/24	1,245,625
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
1,122,229	1.197	07/01/24	1,133,651
SLM Student Loan Trust Series 2003-12, Class A5(b)
359,313	0.513	09/15/22	359,283
SLM Student Loan Trust Series 2005-9, Class A6
650,000	0.789	10/26/26	650,508
SLM Student Loan Trust Series 2008-5, Class A4(c)
300,000	1.939	07/25/23	313,929
SLM Student Loan Trust Series 2011-2, Class A1
1,170,492	0.754	11/25/27	1,178,755
SLM Student Loan Trust Series 2012-2, Class A(c)
209,818	0.854	01/25/29	210,612

			16,202,949

TOTAL ASSET-BACKED SECURITIES			$27,729,929

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 1.6%
United States Treasury Bill(d)
$350,000	0.000%	04/24/14	$ 349,993
United States Treasury Bonds
700,000	3.625	08/15/43	708,484
200,000	3.750	11/15/43	207,074

TOTAL U.S. TREASURY OBLIGATIONS			$ 1,265,551

TOTAL INVESTMENTS – 96.5%			$75,651,644

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%			2,707,755

NET ASSETS – 100.0%			$78,359,399

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $16,583,982, which represents approximately 21.2% of net assets as of March 31, 2014.

(c)	Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

U.S. Long Bond	(17)	June 2014	$(2,264,719)	$(1,970)
U.S. Ultra Long Treasury Bonds	(6)	June 2014	(866,813)	(14,345)
2 Year U.S. Treasury Notes	36	June 2014	7,904,250	(12,003)
5 Year U.S. Treasury Notes	(24)	June 2014	(2,854,875)	22,026
10 Year U.S. Treasury Notes	(9)	June 2014	(1,111,500)	9,366

TOTAL				$3,074

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$75,407,727

Gross unrealized gain	447,290
Gross unrealized loss	(203,373)

Net unrealized security gain	$243,917

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Banks – 4.4%
686,510	Citigroup, Inc.	$ 32,677,876
120,916	Comerica, Inc.	6,263,449
293,936	SunTrust Banks, Inc.	11,695,713

		50,637,038

Capital Goods – 8.3%
121,868	Caterpillar, Inc.	12,110,023
2,168,209	General Electric Co.	56,134,931
219,187	Textron, Inc.	8,611,858
156,531	The Boeing Co.	19,643,075

		96,499,887

Commercial & Professional Services – 1.1%
305,661	Waste Management, Inc.	12,859,158

Consumer Durables & Apparel – 0.7%
233,258	Toll Brothers, Inc.*	8,373,962

Consumer Services – 1.4%
251,578	MGM Resorts International*	6,505,807
119,538	Starwood Hotels & Resorts Worldwide, Inc.	9,515,225

		16,021,032

Diversified Financials – 13.2%
105,453	Ameriprise Financial, Inc.	11,607,212
2,344,820	Bank of America Corp.	40,330,904
260,519	Capital One Financial Corp.	20,101,646
215,448	Franklin Resources, Inc.	11,672,973
617,771	JPMorgan Chase & Co.	37,504,877
356,372	Morgan Stanley	11,108,115
824,574	SLM Corp.	20,185,572

		152,511,299

Energy – 13.3%
296,469	Apache Corp.	24,592,104
562,956	Devon Energy Corp.	37,678,645
598,058	Exxon Mobil Corp.	58,418,305
257,294	Halliburton Co.	15,152,044
407,597	Southwestern Energy Co.*	18,753,538

		154,594,636

Food & Staples Retailing – 2.0%
540,605	The Kroger Co.	23,597,408

Food, Beverage & Tobacco – 1.6%
84,787	Anheuser-Busch InBev NV ADR	8,928,071
327,426	ConAgra Foods, Inc.	10,160,029

		19,088,100

Health Care Equipment & Services – 5.8%
40,647	C. R. Bard, Inc.	6,014,943
214,058	Covidien PLC	15,767,512
363,114	Medtronic, Inc.	22,346,036
280,965	UnitedHealth Group, Inc.	23,036,320

		67,164,811

Shares	Description	Value
Common Stocks – (continued)
Household & Personal Products – 1.8%
177,563	The Estee Lauder Companies, Inc. Class A	$ 11,875,414
108,677	The Procter & Gamble Co.	8,759,366

		20,634,780

Insurance – 7.8%
665,991	American International Group, Inc.	33,306,210
427,090	Hartford Financial Services Group, Inc.	15,063,464
147,810	MetLife, Inc.	7,804,368
310,204	Prudential Financial, Inc.	26,258,769
90,137	The Travelers Companies, Inc.	7,670,659

		90,103,470

Materials – 2.2%
207,096	Eastman Chemical Co.	17,853,746
153,380	The Dow Chemical Co.	7,452,734

		25,306,480

Media – 4.3%
223,565	CBS Corp. Class B	13,816,317
580,519	Liberty Global PLC Series C*	23,632,929
146,565	Viacom, Inc. Class B	12,456,559

		49,905,805

Pharmaceuticals, Biotechnology & Life Sciences – 8.1%
246,229	Eli Lilly & Co.	14,493,039
526,901	Merck & Co., Inc.	29,912,170
197,329	Mylan, Inc.*	9,635,575
985,345	Pfizer, Inc.	31,649,281
119,303	Vertex Pharmaceuticals, Inc.*	8,437,108

		94,127,173

Real Estate Investment Trust – 1.2%
104,720	AvalonBay Communities, Inc.	13,751,830

Retailing – 3.6%
127,584	Expedia, Inc.	9,249,840
273,563	L Brands, Inc.	15,530,172
431,120	The Gap, Inc.	17,270,667

		42,050,679

Semiconductors & Semiconductor Equipment – 3.1%
440,061	Altera Corp.	15,947,810
788,786	Intel Corp.	20,358,567

		36,306,377

Software & Services – 4.1%
150,668	Adobe Systems, Inc.*	9,904,914
258,320	eBay, Inc.*	14,269,597
417,563	Microsoft Corp.	17,115,908
161,807	Oracle Corp.	6,619,524

		47,909,943

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – 4.8%
41,184	Apple, Inc.	$ 22,105,100
259,964	Cisco Systems, Inc.	5,825,793
1,027,274	EMC Corp.	28,157,581

		56,088,474

Telecommunication Services – 1.9%
455,670	Verizon Communications, Inc.	21,676,222

Transportation – 1.0%
215,890	C.H. Robinson Worldwide, Inc.	11,310,477

Utilities – 3.3%
349,777	FirstEnergy Corp.	11,902,911
120,256	NextEra Energy, Inc.	11,498,879
335,926	PG&E Corp.	14,512,003

		37,913,793

TOTAL INVESTMENTS – 99.0%		$1,148,432,834

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		11,329,140

NET ASSETS – 100.0%		$1,159,761,974

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526- 7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$910,163,606

Gross unrealized gain	251,423,378
Gross unrealized loss	(13,154,150)

Net unrealized security gain	$238,269,228

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Automobiles & Components – 1.2%
176,065	Delphi Automotive PLC	$ 11,947,771

Banks – 6.5%
27,808	CIT Group, Inc.	1,363,148
194,134	First Republic Bank	10,481,295
1,298,539	Huntington Bancshares, Inc.	12,946,434
773,205	KeyCorp	11,010,439
180,520	M&T Bank Corp.	21,897,076
57,289	Signature Bank*	7,194,925
61,218	Zions Bancorporation	1,896,534

		66,789,851

Capital Goods – 10.9%
168,640	Armstrong World Industries, Inc.*	8,980,080
142,156	Carlisle Companies, Inc.	11,278,657
186,757	Crane Co.	13,287,761
207,006	KBR, Inc.	5,522,920
30,093	Roper Industries, Inc.	4,017,716
139,238	Stanley Black & Decker, Inc.	11,311,695
221,604	Terex Corp.	9,817,057
458,712	Textron, Inc.	18,022,795
211,308	Timken Co.	12,420,684
271,795	Triumph Group, Inc.	17,552,521

		112,211,886

Commercial & Professional Services – 1.2%
301,345	Tyco International Ltd.	12,777,028

Consumer Durables & Apparel – 2.7%
58,408	Mohawk Industries, Inc.*	7,942,320
90,338	PVH Corp.	11,271,472
240,116	Toll Brothers, Inc.*	8,620,165

		27,833,957

Consumer Services – 1.9%
334,014	MGM Resorts International*	8,637,602
137,693	Starwood Hotels & Resorts Worldwide, Inc.	10,960,363

		19,597,965

Diversified Financials – 6.4%
241,254	ING U.S., Inc.	8,750,283
489,390	Invesco Ltd.	18,107,430
220,168	Raymond James Financial, Inc.	12,313,996
559,529	SLM Corp.	13,697,270
339,302	The NASDAQ OMX Group, Inc.	12,533,816

		65,402,795

Energy – 7.8%
192,042	Cameron International Corp.*	11,862,434
617,689	Chesapeake Energy Corp.	15,825,192
140,179	Cimarex Energy Co.	16,696,721
76,856	EQT Corp.	7,452,726
66,970	Newfield Exploration Co.*	2,100,179
67,713	Oil States International, Inc.*	6,676,502
88,965	Range Resources Corp.	7,381,426
250,857	Tesoro Corp.	12,690,856

		80,686,036

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 1.5%
359,704	The Kroger Co.	$ 15,701,080

Food, Beverage & Tobacco – 2.2%
74,099	Constellation Brands, Inc. Class A*	6,296,192
122,507	Ingredion, Inc.	8,340,276
175,075	Tyson Foods, Inc. Class A	7,705,051

		22,341,519

Health Care Equipment & Services – 8.0%
103,148	Aetna, Inc.	7,733,005
60,250	C. R. Bard, Inc.	8,915,795
255,559	Cardinal Health, Inc.	17,884,019
219,525	CareFusion Corp.*	8,829,295
74,882	Cigna Corp.	6,269,870
121,320	Humana, Inc.	13,675,190
81,622	Laboratory Corp. of America Holdings*	8,016,097
257,076	Tenet Healthcare Corp.*	11,005,424

		82,328,695

Insurance – 9.3%
206,358	Arthur J. Gallagher & Co.	9,818,514
77,667	Everest Re Group Ltd.	11,886,934
528,196	Genworth Financial, Inc. Class A*	9,364,915
356,453	Lincoln National Corp.	18,061,474
392,026	Principal Financial Group, Inc.	18,029,276
217,346	Unum Group	7,674,487
209,773	Validus Holdings Ltd.	7,910,540
423,433	XL Group PLC	13,232,281

		95,978,421

Materials – 5.5%
62,466	Ashland, Inc.	6,214,117
185,321	Celanese Corp. Series A	10,287,169
462,109	Louisiana-Pacific Corp.*	7,795,779
155,825	Newmont Mining Corp.	3,652,538
151,316	Packaging Corp. of America	10,648,107
108,698	Reliance Steel & Aluminum Co.	7,680,601
136,588	The Valspar Corp.	9,850,726

		56,129,037

Media – 2.5%
97,165	AMC Networks, Inc. Class A*	7,101,790
86,770	Liberty Media Corp. Series A*	11,343,442
90,532	Scripps Networks Interactive, Inc. Class A	6,872,284

		25,317,516

Pharmaceuticals, Biotechnology & Life Sciences – 2.0%
371,599	Agilent Technologies, Inc.	20,779,816

Real Estate Investment Trust – 6.8%
125,754	AvalonBay Communities, Inc.	16,514,015
189,479	Camden Property Trust	12,759,516
528,703	DDR Corp.	8,713,025
372,722	Starwood Property Trust, Inc.	8,792,512

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trust – (continued)
200,616	Tanger Factory Outlet Centers, Inc.	$ 7,021,560
141,759	Taubman Centers, Inc.	10,035,120
610,660	Two Harbors Investment Corp.	6,259,265

		70,095,013

Retailing – 2.9%
81,474	Expedia, Inc.	5,906,865
515,079	Liberty Interactive Corp. Series A*	14,870,331
158,642	Macy’s, Inc.	9,405,884

		30,183,080

Semiconductors & Semiconductor Equipment – 4.2%
358,956	Altera Corp.	13,008,565
458,740	Applied Materials, Inc.	9,367,471
939,869	Atmel Corp.*	7,857,305
396,085	Maxim Integrated Products, Inc.	13,118,335

		43,351,676

Software & Services – 5.1%
114,409	Check Point Software Technologies Ltd.*	7,737,481
236,057	Citrix Systems, Inc.*	13,556,754
96,967	Global Payments, Inc.	6,895,323
138,073	PTC Inc.*	4,891,926
306,999	TIBCO Software, Inc.*	6,238,220
1,131,407	Xerox Corp.	12,784,899

		52,104,603

Technology Hardware & Equipment – 2.3%
44,944	F5 Networks, Inc.*	4,792,379
314,561	Juniper Networks, Inc.*	8,103,091
279,697	NetApp, Inc.	10,320,819

		23,216,289

Transportation – 1.0%
228,781	United Continental Holdings, Inc.*	10,210,496

Utilities – 6.3%
406,975	Calpine Corp.*	8,509,847
187,957	Edison International	10,640,246
447,891	FirstEnergy Corp.	15,241,731
144,337	SCANA Corp.	7,407,375
144,188	Sempra Energy	13,951,631
313,192	Xcel Energy, Inc.	9,508,509

		65,259,339

TOTAL INVESTMENTS – 98.2%		$1,010,243,869

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		18,547,343

NET ASSETS – 100.0%		$1,028,791,212

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$873,274,958

Gross unrealized gain	150,388,092
Gross unrealized loss	(13,419,181)

Net unrealized security gain	$136,968,911

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 15.1%
Atlantic Asset Securitization LLC
$8,400,000	0.200%	04/15/14	$ 8,399,347
Chariot Funding LLC
5,000,000	0.281	11/21/14	4,990,900
Dexia Credit Local New York Branch
5,000,000	0.285	09/18/14	4,993,271
Electricite de France
1,000,000	0.553	01/02/15	995,783
1,000,000	0.553	01/06/15	995,722
Erste Abwicklungsanstalt
5,000,000	0.625	11/20/14	5,010,281
Gemini Securitization Corp. LLC
4,000,000	0.210	04/16/14	3,999,650
Jupiter Securitization Co. LLC
5,000,000	0.301	07/17/14	4,995,542
3,000,000	0.281	11/05/14	2,994,913
LMA Americas LLC
5,400,000	0.160	04/17/14	5,399,616
Newport Funding Corp.
5,086,000	0.230	05/12/14	5,084,668

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 47,859,693

Eurodollar Certificates of Deposit – 3.2%
Credit Agricole Corporate and Investment Bank
$5,000,000	0.260%	05/02/14	$ 5,000,022
Credit Industriel et Commercial, New York
3,000,000	0.275	04/02/14	3,000,001
2,000,000	0.330	05/02/14	2,000,034

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT			$ 10,000,057

Fixed Rate Municipal Debt Obligations – 4.9%
Board of Trustees of The Leland Stanford Junior University (The)
$3,500,000	3.625%	05/01/14	$ 3,509,769
Dekalb County, Georgia Development Authority for Emory University Project
1,000,000	0.180	07/15/14	999,799
New York City, New York GO Series 2011 Subseries I-3
2,430,000	2.070	08/01/14	2,443,763
Regional Transportation Authority, Illinois RB Series 2012-A
1,500,000	1.044	04/01/14	1,500,000
1,000,000	1.064	06/01/14	1,001,204
Rutgers State University of New Jersey
3,000,000	0.160	04/01/14	3,000,000
State of California GO Series 2009-3
1,955,000	5.250	04/01/14	1,955,000
1,210,000	5.450	04/01/15	1,268,509

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS			$ 15,678,044

U.S. Government Agency Obligations - 3.9%
Federal Home Loan Bank
$3,000,000	0.245%	04/01/14	$ 3,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank - (continued)
$1,000,000	0.125%		07/01/14	$ 999,769
3,000,000	0.190		07/11/14	2,999,850
3,500,000	0.200		12/26/14	3,500,000
Overseas Private Investment Corp. (USA)
2,000,000	0.120	(a)	04/07/14	2,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 12,499,619

Variable Rate Municipal Debt Obligations(a) – 21.7%
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Bachenheimer Building Project Series 2002-A-T (FNMA, LIQ)
$865,000	0.140%		04/07/14	$ 865,000
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Berkeleyan Project Series 2003-A-T (FNMA, LIQ)
700,000	0.140		04/07/14	700,000
ABAG California Finance Authority for Non-profit Corporations VRDN RB for Darling Florist Building Project Series 2002-A-T (FNMA, LIQ)
140,000	0.140		04/07/14	140,000
ABAG California Finance Authority for Non-profit Corporations VRDN RB for GAIA Building Project Series 2000-A-T (FNMA, LIQ)
100,000	0.140		04/07/14	100,000
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank N.A., LIQ)
1,000,000	0.150	(b)	04/01/14	1,000,000
BlackRock MuniVest Fund VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)
950,000	0.150	(b)	04/01/14	950,000
City of Chula Vista, California Industrial Development VRDN RB Putters Series 2013-4370 (JPMorgan Chase Bank N.A., LIQ)
4,495,000	0.260	(b)	04/01/14	4,495,000
Collier County, Florida Housing Finance Authority MF Hsg VRDN RB for Brittany Bay Housing Series 2001-B (FNMA, LIQ)
775,000	0.160		04/07/14	775,000
Dekalb County, Georgia Development Authority VRDN RB for Emory University Series 1995-B (GO of University)
4,800,000	0.120		04/07/14	4,800,000
Kentucky State Housing Corp. VRDN RB for Overlook Terrace Series 2008-B (FNMA, LIQ)
690,000	0.140		04/07/14	690,000
Los Angeles, California Community College District GO VRDN for Building America Boards P-Floats Series 2010-TN-027 (Bank of America N.A., LIQ)
10,250,000	0.400	(b)	04/07/14	10,250,000
Massachusetts State Housing Finance Agency VRDN RB Series 2009-B (Bank of NY Mellon, LOC)
6,204,000	0.140		04/07/14	6,204,000
New York City, New York GO VRDN Series 2007 Subseries D-4 (Credit Agricole Corporate and Investment Bank, SPA)
250,000	0.090		04/07/14	250,000
New York State Housing Finance Agency VRDN RB Series 2000-B RMKT (FNMA, LIQ)
300,000	0.120		04/07/14	300,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax- Exempt Preferred Series 2010-1 (Deutsche Bank A.G., LIQ)
$500,000	0.180	%(b)	04/07/14	$ 500,000
Nuveen Municipal Opportunity Fund, Inc. VRDN Tax-Exempt Preferred Series 2010 (Citibank N.A., LIQ)
1,000,000	0.150	(b)	04/07/14	1,000,000
Oglethorpe, Georgia Power Corp. VRDN RB Putters Series 2012-SGT05 (NATL-RE FGIC) (Societe Generale, LIQ)
10,200,000	0.170	(b)	04/01/14	10,200,000
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2013-DB-1201 (GO of Authority) (Deutsche Bank A.G., LIQ)
1,000,000	0.110	(b)	04/07/14	1,000,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources Series 2003 (GTY AGMT-Flint Hills Resources LLC)
1,500,000	0.070		04/07/14	1,500,000
Puttable Floating Option VRDN RB P-Floats Series 2013-TNP-1005 (Multi-State) (Bank of America N.A., LIQ)
5,740,000	0.450	(b)	04/01/14	5,740,000
Puttable Floating Option VRDN RB P-Floats Series 2013-TNP-1006 (Multi-State) (Bank of America N.A., LIQ)
9,160,000	0.450	(b)	04/01/14	9,160,000
Texas State GO VRDN Refunding for Taxable Veterans’ Land Series 2002 (Landesbank Hessen-Thueringen Girozentrale, SPA)
600,000	0.140		04/07/14	600,000
Texas State GO VRDN Refunding Taxable Series 2010-D RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
1,000,000	0.100		04/07/14	1,000,000
Texas State GO VRDN Refunding Taxable Veterans Series 2010-B RMKT (Sumitomo Mitsui Banking Corp., SPA)
1,000,000	0.100		04/07/14	1,000,000
The Regents of the University of California VRDN RB Taxable Series 2011-Y-2
4,060,000	0.556		07/01/14	4,060,877
The Regents of the University of California VRDN RB Taxable Series 2011-Z-1
1,500,000	0.080		04/07/14	1,500,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 68,779,877

Variable Rate Obligations(a) – 17.8%
Australia & New Zealand Banking Group Ltd.
$5,000,000	0.358	%(b)	04/17/15	$ 5,000,000
Bank of Nova Scotia (The)
5,000,000	0.326		04/23/15	5,000,000
Commonwealth Bank of Australia
3,000,000	0.262	(b)	04/04/14	3,000,000
3,000,000	0.247	(b)	01/02/15	3,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5,000,000	0.273		09/15/14	5,000,000
Credit Suisse Securities (USA) LLC
5,000,000	0.224		07/30/14	5,000,000
Deutsche Bank AG/New York NY
5,000,000	0.234		06/30/14	5,000,000
JPMorgan Chase Bank NA
8,000,000	0.354		04/07/15	8,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(a) – (continued)
Providence Health & Services (U.S. Bank N.A., SBPA)
$800,000	0.130%		04/07/14	$ 800,000
Svenska Handelsbanken AB
5,000,000	0.373		04/02/15	5,000,000
Versailles Commercial Paper LLC
5,000,000	0.213	(b)	05/05/14	5,000,000
Wells Fargo Bank N.A.
2,500,000	0.325		04/20/15	2,500,000
Westpac Banking Corp.
4,000,000	0.406	(b)	04/01/15	4,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 56,300,000

Yankee Certificates of Deposit – 13.9%
Bank of Nova Scotia (The)
$5,000,000	0.240%		07/25/14	$ 5,000,000
China Construction Bank Corp., New York
6,000,000	0.600		04/11/14	6,000,008
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA-NY
3,000,000	0.350		01/09/15	3,000,000
Credit Industriel et Commercial, New York
5,000,000	0.270		06/06/14	5,000,000
Mitsubishi UFJ Trust & Banking Corp.
5,000,000	0.230		07/15/14	5,000,000
National Bank of Kuwait
5,000,000	0.280		05/06/14	5,000,000
Norinchukin Bank
5,000,000	0.240		04/14/14	5,000,000
Standard Chartered Bank
5,000,000	0.280		05/19/14	5,000,000
Sumitomo Mitsui Banking Corp./New York
5,000,000	0.230		07/07/14	5,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT				$ 44,000,008

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$255,117,298

Repurchase Agreements(c) – 19.5%
ABN Amro Funding (USA) LLC
$1,000,000	0.270	%(a)	04/01/14	$ 1,000,000
Maturity Value: $1,000,052
Settlement Date: 03/25/14
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $1,080,043.

BNP Paribas Securities Corp.
3,000,000	0.190		04/01/14	3,000,000
Maturity Value: $3,000,016
Collateralized by various equity securities and Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $3,240,043.
5,000,000	0.430		04/01/14	5,000,000
Maturity Value: $5,000,418
Settlement Date: 03/25/14

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Collateralized by various corporate security issuers, 0.750% to 10.000%, due 05/15/14 to 03/30/43. The aggregate market value of the collateral, including accrued interest, was $5,500,003.
$2,000,000	0.440%	04/01/14	$ 2,000,000
Maturity Value: $2,000,024

Collateralized by various asset-backed obligations, `0.404% to 3.935%, due 12/20/20 to 03/27/28, various corporate security issuers, 4.625% to 9.875%, due 02/15/17 to 09/30/34 and a mortgage-backed security, 0.334%, due 12/25/36. The aggregate market value of the collateral, including accrued interest, was $2,232,299.

ING Financial Markets LLC
5,000,000	0.140	04/01/14	5,000,000
Maturity Value: $5,000,019
Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 11/01/42. The aggregate market value of the collateral, including accrued interest, was $5,104,240.

Joint Repurchase Agreement Account III
45,900,000	0.088	04/01/14	45,900,000
Maturity Value: $45,900,112

TOTAL REPURCHASE AGREEMENTS			$ 61,900,000

TOTAL INVESTMENTS – 100.0%			$317,017,298

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(140,991)

NET ASSETS – 100.0%			$316,876,307

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at March 31, 2014.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2014, these securities amounted to $64,295,000 or approximately 20.3% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on March 31, 2014. Additional information on Joint Repurchase Agreement Account III appears on pages X.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
SBPA	— Standby Bond Purchase Agreement
SPA	— Standby Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Banks – 0.4%
45,164	Citigroup, Inc.	$ 2,149,806

Capital Goods – 10.2%
55,943	Caterpillar, Inc.	5,559,056
36,990	Cummins, Inc.	5,511,140
119,108	Danaher Corp.	8,933,100
114,204	Honeywell International, Inc.	10,593,563
36,910	Precision Castparts Corp.	9,329,372
147,448	Sensata Technologies Holding NV*	6,287,183
37,946	The Boeing Co.	4,761,843

		50,975,257

Consumer Durables & Apparel – 3.9%
133,913	NIKE, Inc. Class B	9,890,814
57,662	PVH Corp.	7,194,488
65,660	Toll Brothers, Inc.*	2,357,194

		19,442,496

Consumer Services – 5.8%
10,792	Chipotle Mexican Grill, Inc.*	6,130,396
32,600	Las Vegas Sands Corp.	2,633,428
116,192	Starbucks Corp.	8,526,169
40,078	Tim Hortons, Inc.	2,216,714
124,310	Yum! Brands, Inc.	9,371,731

		28,878,438

Diversified Financials – 3.0%
38,548	IntercontinentalExchange Group, Inc.	7,625,951
160,975	SLM Corp.	3,940,668
40,507	T. Rowe Price Group, Inc.	3,335,751

		14,902,370

Energy – 4.1%
72,399	Anadarko Petroleum Corp.	6,136,539
40,883	Antero Resources Corp.*	2,559,276
82,036	Cameron International Corp.*	5,067,364
68,210	Schlumberger Ltd.	6,650,475

		20,413,654

Food & Staples Retailing – 4.7%
105,871	Costco Wholesale Corp.	11,823,673
60,587	Wal-Mart Stores, Inc.	4,630,665
135,803	Whole Foods Market, Inc.	6,886,570

		23,340,908

Food, Beverage & Tobacco – 4.2%
35,278	McCormick & Co., Inc.	2,530,844
55,035	PepsiCo, Inc.	4,595,422
51,728	Philip Morris International, Inc.	4,234,971
93,310	The Coca-Cola Co.	3,607,365
66,761	The Hain Celestial Group, Inc.*	6,106,629

		21,075,231

Health Care Equipment & Services – 5.2%
207,529	Abbott Laboratories	7,991,942
44,185	Becton, Dickinson and Co.	5,173,180
34,239	C. R. Bard, Inc.	5,066,687
43,004	McKesson Corp.	7,593,216

		25,825,025

Shares	Description	Value
Common Stocks – (continued)
Household & Personal Products – 1.7%
128,622	Colgate-Palmolive Co.	$ 8,343,709

Materials – 3.2%
42,413	Airgas, Inc.	4,517,408
44,562	Monsanto Co.	5,069,819
31,246	The Sherwin-Williams Co.	6,159,524

		15,746,751

Media – 2.7%
68,758	Discovery Communications, Inc. Class A*	5,686,286
249,678	Twenty-First Century Fox, Inc. Class A	7,982,206

		13,668,492

Pharmaceuticals, Biotechnology & Life Sciences – 8.4%
126,193	Agilent Technologies, Inc.	7,056,713
10,846	Biogen Idec, Inc.*	3,317,466
11,838	Celgene Corp.*	1,652,585
126,507	Gilead Sciences, Inc.*	8,964,286
138,792	Mylan, Inc.*	6,777,213
22,084	Regeneron Pharmaceuticals, Inc.*	6,631,384
91,615	Sanofi ADR	4,789,632
42,789	Vertex Pharmaceuticals, Inc.*	3,026,038

		42,215,317

Real Estate – 5.2%
186,875	American Tower Corp. (REIT)	15,299,456
396,026	CBRE Group, Inc. Class A*	10,862,993

		26,162,449

Retailing – 8.2%
36,076	Amazon.com, Inc.*	12,140,296
169,257	Dollar General Corp.*	9,390,378
136,824	L Brands, Inc.	7,767,498
5,476	Priceline.com, Inc.*	6,526,790
64,948	The Home Depot, Inc.	5,139,335

		40,964,297

Semiconductors & Semiconductor Equipment – 1.6%
151,449	Xilinx, Inc.	8,219,137

Software & Services – 16.0%
187,431	eBay, Inc.*	10,353,689
60,448	Equinix, Inc.*	11,173,208
111,915	Facebook, Inc. Class A*	6,741,760
19,971	Google, Inc. Class A*	22,257,879
36,689	LinkedIn Corp. Class A*	6,785,264
241,769	Microsoft Corp.	9,910,111
255,869	Oracle Corp.	10,467,601
41,896	ServiceNow, Inc.*	2,510,408

		80,199,920

Technology Hardware & Equipment – 9.0%
42,978	Amphenol Corp. Class A	3,938,934
27,036	Apple, Inc.	14,511,303
386,079	EMC Corp.	10,582,425
205,235	QUALCOMM, Inc.	16,184,832

		45,217,494

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – 0.5%
28,616	SBA Communications Corp. Class A*	$ 2,602,911

Transportation – 1.4%
18,811	FedEx Corp.	2,493,586
44,192	Kansas City Southern	4,510,236

		7,003,822

TOTAL INVESTMENTS – 99.4%		$497,347,484

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		3,046,342

NET ASSETS – 100.0%		$500,393,826

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526- 7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$392,208,821

Gross unrealized gain	109,313,926
Gross unrealized loss	(4,175,263)

Net unrealized security gain	$105,138,663

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 96.7%
Australia – 5.8%
125,140	AGL Energy Ltd. (Utilities)	$ 1,764,653
590,757	Aurizon Holdings Ltd. (Transportation)	2,821,813
123,833	Australia & New Zealand Banking Group Ltd. (Banks)	3,809,468
64,268	Caltex Australia Ltd. (Energy)	1,315,055
191,351	Computershare Ltd. (Software & Services)	2,151,976

		11,862,965

Belgium – 4.1%
43,794	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	4,612,179
24,473	Solvay SA (Materials)	3,844,347

		8,456,526

China – 0.7%
305,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	1,530,698

Denmark – 1.6%
73,271	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	3,336,195

Finland – 1.3%
68,047	Nokian Renkaat OYJ (Automobiles & Components)	2,753,159

France – 13.7%
30,790	Air Liquide SA (Materials)	4,169,587
13,380	Air Liquide SA-Prime De Fidelite (Materials)*	1,811,922
101,529	AXA SA (Insurance)	2,637,597
53,760	BNP Paribas SA (Banks)	4,144,851
36,789	Safran SA (Capital Goods)	2,548,727
44,106	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	4,609,040
126,631	Total SA (Energy)	8,335,434

		28,257,158

Germany – 7.5%
38,524	Adidas AG (Consumer Durables & Apparel)	4,165,573
32,300	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,374,188
27,462	Bayerische Motoren Werke AG (Automobiles & Components)	3,470,266
35,625	Beiersdorf AG (Household & Personal Products)	3,474,644

		15,484,671

India – 0.8%
43,845	Hero MotoCorp Ltd. (Automobiles & Components)	1,672,105

Shares	Description	Value
Common Stocks – (continued)
Indonesia – 0.5%
4,275,500	PT Media Nusantara Citra Tbk (Media)	$ 999,329

Ireland – 2.8%
37,587	Kerry Group PLC Class A (Food, Beverage & Tobacco)	2,869,226
57,484	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,845,762

		5,714,988

Japan – 15.0%
101,100	Credit Saison Co. Ltd. (Diversified Financials)	2,010,604
198,000	Ebara Corp. (Capital Goods)	1,240,359
112,000	Fujitec Co. Ltd. (Capital Goods)	1,514,131
94,700	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	2,972,388
31,600	KDDI Corp. (Telecommunication Services)	1,834,854
144,000	Kubota Corp. (Capital Goods)	1,913,838
30,600	Makita Corp. (Capital Goods)	1,684,641
33,400	Nidec Corp. (Capital Goods)	2,048,004
137,900	Nomura Real Estate Holdings, Inc. (Real Estate)	2,640,418
42,400	Pola Orbis Holdings, Inc. (Household & Personal Products)	1,691,559
26,400	Rinnai Corp. (Consumer Durables & Apparel)	2,322,198
101,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,367,834
400,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	1,652,919
56,600	Unicharm Corp. (Household & Personal Products)	3,019,988

		30,913,735

Luxembourg – 1.8%
97,466	SES SA FDR (Media)	3,636,417

Russia – 1.5%
8,578	Magnit OJSC (Food & Staples Retailing)	1,981,373
111,169	Sberbank of Russia ADR (Banks)	1,082,432

		3,063,805

Singapore – 1.2%
185,000	DBS Group Holdings Ltd. (Banks)	2,383,548

South Africa – 0.7%
403,942	Nampak Ltd. (Materials)	1,380,549

South Korea – 2.0%
53,560	Hana Financial Group, Inc. (Banks)	1,963,391
37,859	Kia Motors Corp. (Automobiles & Components)	2,115,637

		4,079,028

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Sweden – 5.3%
63,571	Hennes & Mauritz AB Class B (Retailing)	$ 2,711,319
39,631	Scania AB Class B (Capital Goods)	1,166,375
81,339	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	2,395,527
342,307	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	4,565,465

		10,838,686

Switzerland – 10.7%
125,019	Credit Suisse Group AG (Registered) (Diversified Financials)*	4,046,625
65,733	Julius Baer Group Ltd. (Diversified Financials)*	2,919,253
81,226	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	6,896,731
6,879	Syngenta AG (Registered) (Materials)	2,611,442
155,210	UBS AG (Registered) (Diversified Financials)*	3,211,816
40,857	Wolseley PLC (Capital Goods)	2,327,918

		22,013,785

Taiwan – 2.3%
59,000	Ginko International Co. Ltd. (Health Care Equipment & Services)	1,019,409
142,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2,101,839
75,955	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	1,520,619

		4,641,867

Thailand – 0.7%
259,100	Airports of Thailand PCL (Transportation)	1,553,637

United Kingdom – 16.7%
306,238	BG Group PLC (Energy)	5,717,252
51,851	BHP Billiton PLC (Materials)	1,601,090
5,705	BP PLC (Energy)	45,840
155,249	Drax Group PLC (Utilities)	1,985,009
594,413	HSBC Holdings PLC (Banks)	6,018,680
409,261	Melrose Industries PLC (Capital Goods)	2,028,214
89,853	Rio Tinto PLC (Materials)	5,010,900

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
34,434	Spirax-Sarco Engineering PLC (Capital Goods)	$ 1,661,214
182,851	Standard Chartered PLC (Banks)	3,823,528
143,316	Telecity Group PLC (Software & Services)	1,670,062
1,317,277	Vodafone Group PLC (Telecommunication Services)	4,844,053

		34,405,842

TOTAL COMMON STOCKS		$198,978,693

Exchange Traded Fund – 2.4%
Japan – 2.4%
449,533	iShares MSCI Japan Fund	$ 5,093,209

TOTAL INVESTMENTS – 99.1%		$204,071,902

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		1,750,069

NET ASSETS – 100.0%		$205,821,971

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
FDR	— Fiduciary Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526- 7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$186,785,050

Gross unrealized gain	24,548,582
Gross unrealized loss	(7,261,730)

Net unrealized security gain	$17,286,852

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.3%
Automobiles & Components – 0.6%
43,451	Modine Manufacturing Co.*	$ 636,557
15,852	Stoneridge, Inc.*	178,018

		814,575

Banks – 4.1%
4,876	1st Source Corp.	156,471
13,794	Central Pacific Financial Corp.	278,639
2,296	Chemical Financial Corp.	74,505
915	City Holding Co.	41,047
8,748	Columbia Banking System, Inc.	249,493
53,906	CVB Financial Corp.	857,105
6,132	First Bancorp, Inc.	99,951
688	First Citizens BancShares, Inc. Class A	165,636
3,215	First Financial Bancorp	57,806
28,099	First Interstate Bancsystem, Inc.	792,954
11,752	International Bancshares Corp.	294,740
3,260	Oritani Financial Corp.	51,541
1,426	Pinnacle Financial Partners, Inc.	53,461
30,561	PrivateBancorp, Inc.	932,416
3,285	Renasant Corp.	95,429
13,471	Umpqua Holdings Corp.(a)	251,099
35,022	United Community Banks, Inc.*	679,777

		5,132,070

Capital Goods – 7.5%
16,723	AAON, Inc.	466,070
24,476	AAR Corp.	635,152
2,629	Acuity Brands, Inc.	348,527
10,925	Albany International Corp. Class A	388,274
3,352	American Science & Engineering, Inc.	225,154
5,860	American Woodmark Corp.*	197,248
6,629	Ducommun, Inc.*	166,123
1,368	DXP Enterprises, Inc.*	129,864
9,034	EnerSys, Inc.	625,966
10,484	EnPro Industries, Inc.*	761,872
8,281	Hyster-Yale Materials Handling, Inc.	807,397
3,372	IDEX Corp.	245,785
16,456	John Bean Technologies Corp.	508,490
5,240	Kadant, Inc.	191,103
20,835	LSI Industries, Inc.	170,639
8,267	Lydall, Inc.*	189,066
9,579	Miller Industries, Inc.	187,078
5,539	Moog, Inc. Class A*	362,860
10,991	Mueller Water Products, Inc. Class A	104,414
11,660	Orbital Sciences Corp.*	325,314
21,542	Polypore International, Inc.*(a)	736,952
5,687	Simpson Manufacturing Co., Inc.	200,922
16,164	TAL International Group, Inc.*(a)	692,951
2,801	Taser International, Inc.*	51,230
15,438	Tecumseh Products Co. Class A*	106,522
2,654	Trex Co., Inc.*	194,167
3,591	Watts Water Technologies, Inc. Class A	210,756

		9,229,896

Shares	Description	Value
Common Stocks – (continued)
Commercial & Professional Services – 4.2%
807	Barrett Business Services, Inc.	$ 48,073
11,013	CDI Corp.	188,873
8,302	Heidrick & Struggles International, Inc.	166,621
6,584	Huron Consulting Group, Inc.*	417,294
4,419	ICF International, Inc.*	175,920
13,873	Insperity, Inc.	429,786
29,476	Kelly Services, Inc. Class A	699,465
38,104	Kimball International, Inc. Class B	690,063
29,871	Korn/Ferry International*	889,260
6,519	Mobile Mini, Inc.	282,664
11,215	On Assignment, Inc.*	432,787
20,955	Quad/Graphics, Inc.	491,395
14,873	RPX Corp.*	242,132

		5,154,333

Consumer Durables & Apparel – 4.4%
7,770	Blyth, Inc.(a)	83,372
8,783	Callaway Golf Co.	89,762
1,818	Cavco Industries, Inc.*	142,622
10,217	Columbia Sportswear Co.(a)	844,435
2,729	CSS Industries, Inc.	73,683
12,744	Ethan Allen Interiors, Inc.	324,335
7,510	Helen of Troy Ltd.*	519,917
17,217	iRobot Corp.*(a)	706,758
4,786	Movado Group, Inc.	218,002
3,229	NACCO Industries, Inc. Class A	175,044
18,678	Skechers U.S.A., Inc. Class A*	682,494
5,953	Sturm, Ruger & Co., Inc.(a)	355,990
11,940	Universal Electronics, Inc.*	458,377
23,461	William Lyon Homes Class A*	647,758
2,066	Wolverine World Wide, Inc.(a)	58,984

		5,381,533

Consumer Services – 5.6%
8,631	American Public Education, Inc.*	302,776
19,200	Bridgepoint Education, Inc.*	285,888
5,746	Buffalo Wild Wings, Inc.*	855,580
5,481	Capella Education Co.	346,125
15,955	Fiesta Restaurant Group, Inc.*	727,389
929	Graham Holdings Co. Class B	653,784
911	Jack in the Box, Inc.*	53,694
25,474	K12, Inc.*	576,986
1,927	Multimedia Games Holding Co., Inc.*	55,960
14,683	Papa John’s International, Inc.	765,131
7,880	Red Robin Gourmet Burgers, Inc.*	564,838
34,475	Sonic Corp.*	785,685
3,348	Strayer Education, Inc.*	155,448
28,755	Texas Roadhouse, Inc.	749,930

		6,879,214

Diversified Financials – 7.1%
57,074	BGC Partners, Inc. Class A	373,264
12,180	BlackRock Kelso Capital Corp.	111,691
13,792	Cash America International, Inc.	534,026
13,502	Cohen & Steers, Inc.(a)	538,055

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Diversified Financials – (continued)
677	Diamond Hill Investment Group, Inc.	$ 88,985
12,800	Evercore Partners, Inc. Class A	707,200
51,266	Ezcorp, Inc. Class A*	553,160
15,549	Financial Engines, Inc.	789,578
14,879	FXCM, Inc. Class A	219,763
7,909	GAMCO Investors, Inc. Class A	614,134
14,135	Gladstone Capital Corp.(a)	142,481
6,305	Greenhill & Co., Inc.	327,734
10,793	HFF, Inc. Class A	362,753
21,302	Investment Technology Group, Inc.*	430,301
11,799	Nelnet, Inc. Class A	482,579
24,818	PHH Corp.*	641,297
5,576	Portfolio Recovery Associates, Inc.*	322,627
9,050	Stifel Financial Corp.*	450,328
39,120	WisdomTree Investments, Inc.*	513,254
7,779	World Acceptance Corp.*(a)	584,047

		8,787,257

Energy – 2.6%
9,979	Comstock Resources, Inc.	228,020
3,425	Contango Oil & Gas Co.*	163,509
3,795	Exterran Holdings, Inc.	166,525
53,463	Forest Oil Corp.*	102,114
5,341	Green Plains Renewable Energy, Inc.	160,016
22,357	ION Geophysical Corp.*	94,123
40,197	Magnum Hunter Resources Corp.*(a)	341,675
3,897	PDC Energy, Inc.*	242,627
55,704	Pioneer Energy Services Corp.*	721,367
43,530	Quicksilver Resources, Inc.*(a)	114,484
4,553	Scorpio Tankers, Inc.	45,393
8,475	SEACOR Holdings, Inc.*	732,410
6,103	Tesco Corp.*	112,906

		3,225,169

Food & Staples Retailing – 0.5%
9,303	The Andersons, Inc.	551,110
5,020	The Pantry, Inc.*	77,007

		628,117

Food, Beverage & Tobacco – 2.2%
3,992	Coca-Cola Bottling Co. Consolidated	339,240
4,480	Diamond Foods, Inc.*(a)	156,486
4,226	Lancaster Colony Corp.	420,149
45,120	Pilgrim’s Pride Corp.*	943,910
10,887	Sanderson Farms, Inc.	854,521

		2,714,306

Health Care Equipment & Services – 6.7%
1,412	Align Technology, Inc.*	73,127
10,085	Anika Therapeutics, Inc.*	414,493
440	Atrion Corp.	134,702
2,128	Computer Programs & Systems, Inc.	137,469
5,864	Corvel Corp.*	291,793
21,857	DexCom, Inc.*	904,006
14,586	ExamWorks Group, Inc.*	510,656
17,301	Insulet Corp.*	820,413

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
31,683	Kindred Healthcare, Inc.	$ 742,016
11,678	Magellan Health Services, Inc.*	693,089
25,946	Masimo Corp.*	708,585
5,223	Medidata Solutions, Inc.*	283,818
2,500	National Healthcare Corp.	139,425
3,630	Natus Medical, Inc.*	93,654
12,156	NuVasive, Inc.*	466,912
19,038	Omnicell, Inc.*	544,868
16,543	PharMerica Corp.*	462,873
21,380	Quality Systems, Inc.	360,894
22,345	Skilled Healthcare Group, Inc. Class A*	117,758
7,470	Triple-S Management Corp. Class B*	120,566
8,175	Vascular Solutions, Inc.*	214,103

		8,235,220

Household & Personal Products – 0.5%
8,370	USANA Health Sciences, Inc.*(a)	630,596

Insurance – 3.1%
33,240	American Equity Investment Life Holding Co.	785,129
21,225	Amtrust Financial Services, Inc.(a)	798,272
4,987	Aspen Insurance Holdings Ltd.	197,984
17,169	CNO Financial Group, Inc.	310,759
6,910	Employers Holdings, Inc.	139,789
4,129	Global Indemnity PLC*	108,758
4,422	Maiden Holdings Ltd.	55,186
10,570	Primerica, Inc.	497,953
44,808	Symetra Financial Corp.	888,095

		3,781,925

Materials – 5.2%
16,767	A. Schulman, Inc.	607,971
800	Balchem Corp.	41,696
4,402	Calgon Carbon Corp.*	96,096
41,596	Commercial Metals Co.	785,332
13,378	Ferro Corp.*	182,743
40,244	Globe Specialty Metals, Inc.	837,880
10,000	Kaiser Aluminum Corp.	714,200
1,248	Koppers Holdings, Inc.	51,455
20,521	Materion Corp.	696,278
10,511	Minerals Technologies, Inc.	678,590
1,014	Neenah Paper, Inc.	52,444
27,819	Olin Corp.(a)	768,083
9,190	OM Group, Inc.	305,292
8,376	Schnitzer Steel Industries, Inc. Class A	241,648
8,313	Schweitzer-Mauduit International, Inc.	354,051

		6,413,759

Media – 0.4%
8,061	Entercom Communications Corp. Class A*	81,174
12,275	Entravision Communications Corp. Class A	82,243
7,679	Harte-Hanks, Inc.	67,883
4,191	Live Nation Entertainment, Inc.*	91,154
5,232	Scholastic Corp.	180,399

		502,853

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 7.6%
16,987	Acorda Therapeutics, Inc.*	$ 643,977
7,852	Aegerion Pharmaceuticals, Inc.*	362,134
37,633	Affymetrix, Inc.*	268,323
33,251	Akorn, Inc.*	731,522
5,961	Alkermes PLC*	262,820
1,956	AMAG Pharmaceuticals, Inc.*	37,849
4,142	Cambrex Corp.*	78,160
68,484	Dyax Corp.*	614,986
25,539	Emergent Biosolutions, Inc.*	645,371
9,251	Genomic Health, Inc.*	243,671
19,806	Halozyme Therapeutics, Inc.*(a)	251,536
13,292	Hi-Tech Pharmacal Co., Inc.*	575,942
50,779	Horizon Pharma, Inc.*(a)	767,778
18,640	Impax Laboratories, Inc.*	492,469
5,573	Insys Therapeutics, Inc.*(a)	230,869
22,246	Isis Pharmaceuticals, Inc.*	961,250
1,732	Lannett Co., Inc.*	61,867
9,728	Ligand Pharmaceuticals, Inc. Class B*	654,305
6,289	Luminex Corp.*	113,894
1,001	PAREXEL International Corp.*	54,144
5,115	Questcor Pharmaceuticals, Inc.(a)	332,117
15,245	Sangamo Biosciences, Inc.*	275,630
25,949	Sciclone Pharmaceuticals, Inc.*	118,068
5,512	Seattle Genetics, Inc.*	251,127
2,954	United Therapeutics Corp.*	277,765
32,406	Zogenix, Inc.*	92,195

		9,399,769

Real Estate Investment Trust – 5.9%
21,548	American Assets Trust, Inc.	727,030
6,414	American Residential Properties, Inc.*	115,324
29,983	Apollo Commercial Real Estate Finance, Inc.	498,617
12,847	Aviv REIT, Inc.	314,109
23,196	Colony Financial, Inc.	509,152
11,793	CoreSite Realty Corp.	365,583
7,734	Cousins Properties, Inc.	88,709
25,964	CubeSmart	445,542
37,793	CYS Investments, Inc.	312,170
14,755	DuPont Fabros Technology, Inc.	355,153
9,965	First Industrial Realty Trust, Inc.	192,524
11,279	Getty Realty Corp.	213,060
9,212	PS Business Parks, Inc.	770,308
15,101	Redwood Trust, Inc.(a)	306,248
11,334	Sovran Self Storage, Inc.	832,482
29,026	Sunstone Hotel Investors, Inc.	398,527
24,871	The Geo Group, Inc.	801,841

		7,246,379

Retailing – 4.9%
7,810	Brown Shoe Co., Inc.	207,278
5,934	Fred’s, Inc. Class A	106,871
12,423	GameStop Corp. Class A(a)	510,585

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
23,299	Haverty Furniture Companies, Inc.	$ 691,980
11,564	hhgregg, Inc.*(a)	111,130
11,668	Lithia Motors, Inc. Class A	775,455
4,960	Lumber Liquidators Holdings, Inc.*	465,248
13,819	Mattress Firm Holding Corp.*	660,963
12,524	Outerwall, Inc.*(a)	907,990
11,469	Restoration Hardware Holdings, Inc.*	844,004
29,214	The Pep Boys-Manny Moe & Jack*	371,602
18,104	Zale Corp.*	378,555

		6,031,661

Semiconductors & Semiconductor Equipment – 5.6%
8,639	Cabot Microelectronics Corp.*	380,116
21,586	Cavium, Inc.*	943,956
35,926	Cirrus Logic, Inc.*(a)	713,850
7,015	DSP Group, Inc.*	60,610
59,872	Integrated Device Technology, Inc.*	732,235
30,344	International Rectifier Corp.*	831,426
66,936	Intersil Corp. Class A	864,813
16,056	Lattice Semiconductor Corp.*	125,879
9,961	Micrel, Inc.	110,368
2,602	Microsemi Corp.*	65,128
19,785	Monolithic Power Systems, Inc.*	767,064
8,579	OmniVision Technologies, Inc.*	151,848
8,735	Photronics, Inc.*	74,509
4,390	Power Integrations, Inc.	288,774
66,402	Rambus, Inc.*	713,821
2,616	Tessera Technologies, Inc.	61,816

		6,886,213

Software & Services – 10.1%
11,169	Advent Software, Inc.	327,922
23,258	Aspen Technology, Inc.*	985,209
33,344	AVG Technologies NV*(a)	698,890
4,650	Bankrate, Inc.*	78,771
4,054	Blackbaud, Inc.	126,890
21,905	Blucora, Inc.*	431,309
39,913	Ciber, Inc.*	182,802
11,684	comScore, Inc.*	383,118
2,187	Comverse, Inc.*	75,626
23,409	Constant Contact, Inc.*	572,584
33,058	Conversant, Inc.*	930,583
4,499	CSG Systems International, Inc.	117,154
2,476	Demandware, Inc.*	158,613
20,791	Digital River, Inc.*	362,387
6,920	Ebix, Inc.(a)	118,124
1,218	Envestnet, Inc.*	48,939
9,572	Forrester Research, Inc.	343,156
3,920	iGATE Corp.*	123,637
21,551	ManTech International Corp. Class A	633,815
19,803	Marchex, Inc. Class B	208,130
4,821	Monotype Imaging Holdings, Inc.	145,305
13,024	Pegasystems, Inc.	460,008
7,763	QAD, Inc. Class A	158,598

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
19,928	SS&C Technologies Holdings, Inc.*	$ 797,519
15,372	Stamps.com, Inc.*	515,884
39,378	Take-Two Interactive Software, Inc.*	863,560
3,331	Tangoe, Inc.*	61,923
14,922	TeleTech Holdings, Inc.*	365,738
4,485	Travelzoo, Inc.*	102,707
14,255	VistaPrint NV*(a)	701,631
22,038	Web.com Group, Inc.*	749,953
15,932	WebMD Health Corp.*(a)	659,585

		12,490,070

Technology Hardware & Equipment – 4.5%
912	Anixter International, Inc.	92,586
12,488	Aruba Networks, Inc.*	234,150
32,750	Benchmark Electronics, Inc.*	741,787
8,863	Calix, Inc.*	74,715
12,707	Checkpoint Systems, Inc.*	170,528
24,624	Cognex Corp.*	833,769
2,031	Coherent, Inc.*	132,726
10,031	EchoStar Corp. Class A*	477,074
49,144	Harmonic, Inc.*	350,888
31,123	Imation Corp.*	179,580
39,927	Infinera Corp.*	362,537
9,022	Rofin-Sinar Technologies, Inc.*	216,167
15,931	Sanmina Corp.*	277,996
6,815	ScanSource, Inc.*	277,847
12,740	Super Micro Computer, Inc.*	221,294
38,584	TTM Technologies, Inc.*	326,035
12,697	Ubiquiti Networks, Inc.*	577,333

		5,547,012

Telecommunication Services – 0.8%
2,404	Atlantic Tele-Network, Inc.	158,472
2,474	Cogent Communications Group, Inc.	87,901
8,305	magicJack VocalTec Ltd.*(a)	176,315
10,002	United States Cellular Corp.	410,182
11,582	USA Mobility, Inc.	210,445

		1,043,315

Transportation – 2.8%
1,757	Alaska Air Group, Inc.	163,946
6,552	Allegiant Travel Co.	733,365
10,962	Arkansas Best Corp.	405,046
3,203	Hawaiian Holdings, Inc.*(a)	44,714
74,833	JetBlue Airways Corp.*	650,299
31,348	Knight Transportation, Inc.	725,079
22,902	Pacer International, Inc.*	205,202
31,885	SkyWest, Inc.	406,853
975	Spirit Airlines, Inc.*	57,915
4,120	Wesco Aircraft Holdings, Inc.*	90,681

		3,483,100

Utilities – 0.4%
9,340	Southwest Gas Corp.	499,223

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$120,137,565

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 10.5%
Goldman Sachs Financial Square Money Market Fund – FST Shares
13,016,689	0.061%	$ 13,016,689

TOTAL INVESTMENTS – 107.8%		$133,154,254

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.8)%		(9,631,727)

NET ASSETS – 100.0%		$123,522,527

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2014.

(c)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$117,490,619

Gross unrealized gain	18,972,737
Gross unrealized loss	(3,309,102)

Net unrealized security gain	$15,663,635

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.0%
Automobiles & Components – 0.0%
4,204	Johnson Controls, Inc.	$ 198,933

Banks – 5.0%
20,519	BB&T Corp.	824,248
49,703	Citigroup, Inc.	2,365,863
209,946	KeyCorp	2,989,631
20,387	Regions Financial Corp.	226,499
12,701	SVB Financial Group*	1,635,635
62,896	The PNC Financial Services Group, Inc.	5,471,952
164,674	Wells Fargo & Co.	8,190,885

		21,704,713

Capital Goods – 10.9%
28,373	3M Co.	3,849,081
72,994	Danaher Corp.	5,474,550
15,645	Emerson Electric Co.	1,045,086
13,817	General Dynamics Corp.	1,504,948
428,596	General Electric Co.	11,096,350
62,987	Illinois Tool Works, Inc.	5,122,733
39,224	L-3 Communications Holdings, Inc.	4,634,316
12,741	Lockheed Martin Corp.	2,079,841
31,443	Northrop Grumman Corp.	3,879,437
51,125	Raytheon Co.	5,050,639
22,611	The Boeing Co.	2,837,454
2,306	United Technologies Corp.	269,433
2,572	WABCO Holdings, Inc.*	271,500

		47,115,368

Consumer Durables & Apparel – 1.9%
23,510	Fossil Group, Inc.*	2,741,501
53,459	Garmin Ltd.(a)	2,954,144
26,970	PulteGroup, Inc.	517,554
12,595	Whirlpool Corp.	1,882,449

		8,095,648

Consumer Services – 0.4%
14,264	Carnival Corp.	540,035
11,913	Las Vegas Sands Corp.	962,332

		1,502,367

Diversified Financials – 4.7%
388,485	Bank of America Corp.	6,681,942
11,875	Berkshire Hathaway, Inc. Class B*	1,484,019
71,728	Capital One Financial Corp.	5,534,532
26,615	JPMorgan Chase & Co.	1,615,797
24,778	Morgan Stanley	772,330
15,916	SEI Investments Co.	534,937
141,781	The Charles Schwab Corp.	3,874,875

		20,498,432

Energy – 7.2%
22,773	Apache Corp.	1,889,020
17,061	Baker Hughes, Inc.	1,109,306
12,847	Chevron Corp.	1,527,637
90,655	ConocoPhillips	6,377,579
2,389	Core Laboratories NV	474,073
75,576	Devon Energy Corp.	5,058,302
67,589	Exxon Mobil Corp.	6,602,094

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
1,776	Marathon Petroleum Corp.	$ 154,583
37,679	Phillips 66	2,903,544
92,918	Valero Energy Corp.	4,933,946

		31,030,084

Food & Staples Retailing – 2.7%
88,162	CVS Caremark Corp.	6,599,807
74,822	Walgreen Co.	4,940,497

		11,540,304

Food, Beverage & Tobacco – 3.7%
117,748	Archer-Daniels-Midland Co.	5,109,086
94,412	Philip Morris International, Inc.	7,729,510
72,015	Tyson Foods, Inc. Class A	3,169,380

		16,007,976

Health Care Equipment & Services – 4.6%
148,493	Abbott Laboratories	5,718,465
116,254	Boston Scientific Corp.*	1,571,754
58,803	Cardinal Health, Inc.	4,115,034
28,002	Covidien PLC	2,062,627
3,187	Humana, Inc.	359,239
98,618	Medtronic, Inc.	6,068,952

		19,896,071

Household & Personal Products – 0.4%
8,900	Herbalife Ltd.(a)	509,703
16,360	The Procter & Gamble Co.	1,318,616

		1,828,319

Insurance – 1.3%
8,141	The Allstate Corp.	460,618
60,387	The Travelers Companies, Inc.	5,138,934

		5,599,552

Materials – 2.6%
19,777	PPG Industries, Inc.	3,826,058
27,266	Reliance Steel & Aluminum Co.	1,926,616
116,498	The Dow Chemical Co.	5,660,638

		11,413,312

Media – 5.0%
153,587	Comcast Corp. Class A	7,590,652
70,235	DIRECTV*	5,367,359
31,487	DISH Network Corp. Class A*	1,958,806
8,808	Time Warner Cable, Inc.	1,208,282
16,825	Twenty-First Century Fox, Inc. Class A	537,895
60,273	Viacom, Inc. Class B	5,122,602

		21,785,596

Pharmaceuticals, Biotechnology & Life Sciences – 11.8%
33,614	Alexion Pharmaceuticals, Inc.*	5,113,698
19,763	Biogen Idec, Inc.*	6,044,909
18,229	Bristol-Myers Squibb Co.	946,996
40,842	Celgene Corp.*	5,701,543
98,757	Gilead Sciences, Inc.*	6,997,921
76,948	Johnson & Johnson	7,558,602
154,710	Merck & Co., Inc.	8,782,887

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
302,563	Pfizer, Inc.	$ 9,718,324

		50,864,880

Real Estate – 2.2%
105,377	CBRE Group, Inc. Class A*	2,890,491
15,551	Public Storage (REIT)	2,620,188
96,371	Realogy Holdings Corp.*	4,187,320

		9,697,999

Retailing – 6.7%
9,622	Amazon.com, Inc.*	3,237,995
8,771	AutoZone, Inc.*	4,710,904
75,136	GameStop Corp. Class A(a)	3,088,090
5,482	Kohl’s Corp.	311,378
112,364	Lowe’s Companies, Inc.	5,494,600
82,733	Macy’s, Inc.	4,905,239
89,567	The Home Depot, Inc.	7,087,437

		28,835,643

Semiconductors & Semiconductor Equipment – 3.3%
88,532	Intel Corp.	2,285,011
209,288	Micron Technology, Inc.*	4,951,754
120,031	Texas Instruments, Inc.	5,659,462
21,809	Xilinx, Inc.	1,183,574

		14,079,801

Software & Services – 8.1%
51,660	Electronic Arts, Inc.*	1,498,657
14,513	Facebook, Inc. Class A*	874,263
6,414	Google, Inc. Class A*	7,148,467
3,521	International Business Machines Corp.	677,757
71,308	Mastercard, Inc. Class A	5,326,708
89,721	Microsoft Corp.	3,677,664
139,339	Oracle Corp.	5,700,358
17,824	Visa, Inc. Class A	3,847,489
352,561	Xerox Corp.	3,983,939
66,591	Yahoo!, Inc.*	2,390,617

		35,125,919

Technology Hardware & Equipment – 9.8%
24,413	Apple, Inc.	13,103,434
255,419	Corning, Inc.	5,317,823
17,120	Flextronics International Ltd.*	158,189
184,706	Hewlett-Packard Co.	5,977,086
98,491	QUALCOMM, Inc.	7,767,000
59,229	SanDisk Corp.	4,808,802
27,527	TE Connectivity Ltd.	1,657,401
38,257	Western Digital Corp.	3,512,758

		42,302,493

Telecommunication Services – 2.0%
11,314	AT&T, Inc.	396,782
168,697	Verizon Communications, Inc.	8,024,916

		8,421,698

Transportation – 2.6%
21,120	Alaska Air Group, Inc.	1,970,707
125,066	Delta Air Lines, Inc.	4,333,537
196,994	Southwest Airlines Co.	4,651,029

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
3,314	United Parcel Service, Inc. Class B	$ 322,717

		11,277,990

Utilities – 0.1%
8,040	Entergy Corp.	537,474

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$419,360,572

Securities Lending Reinvestment Vehicle(b)(c) – 1.4%
Goldman Sachs Financial Square Money Market Fund — FST Shares
5,955,875	0.061%	$ 5,955,875

TOTAL INVESTMENTS – 98.4%		$425,316,447

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		6,892,049

NET ASSETS – 100.0%		$432,208,496

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at March 31, 2014.

(c)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$388,995,820

Gross unrealized gain	38,744,042
Gross unrealized loss	(2,423,415)

Net unrealized security gain	$36,320,627

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy (except VIT Money Market Fund) is to value investments at fair value.

It is the Money Market Fund’s policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances established by the Trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Fund’s net asset value (“NAV”) based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes).

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s or Goldman Sachs Asset Management International (“GSAMI”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM or GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM or GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the counter (“OTC”) and Centrally Cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and Centrally Cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and Centrally Cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and Centrally Cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT III — At March 31, 2014, the Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of April 1, 2014, as follows:

Principal Amount	Maturity Value	Collateral Value
$45,900,000	$45,900,112	$46,897,975

REPURCHASE AGREEMENTS — At March 31, 2014, the Principal Amounts of the Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	0.100%	$35,038,168
BNP Paribas Securities Corp.	0.050	10,861,832
TOTAL		$45,900,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At March 31, 2014, the Joint Repurchase Agreement Account III was fully collateralized by the following securities:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.500 to 4.500%	08/01/39 to 03/01/43
Federal National Mortgage Association	0.375 to 4.500	06/27/14 to 04/01/44
U.S. Treasury Bonds	2.750 to 8.500	02/15/20 to 11/15/42
U.S. Treasury Inflation-Indexed Note	2.375	01/15/17
U.S. Treasury Notes	0.250 to 4.625	10/15/14 to 11/15/22

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2014. For the Money Market Fund, all investments are classified as Level 2. Please refer to the Schedule of Investments for further detail.

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$32,397,464	$—
Mortgage-Backed Obligations	—	40,205,871	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	26,819,783	5,799,825	—
Asset-Backed Securities	—	8,410,345	—
Foreign Debt Obligations	1,698,179	1,723,357	—
Municipal Debt Obligations	—	3,032,072	—
Government Guarantee Obligations	—	1,828,476	—
Total	$28,517,962	$93,397,410	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$87,866	$—
Futures Contracts	132,877	—	—
Interest Rate Swaps	—	19,620	—
Total	$132,877	$107,486	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(85,531)	$—
Futures Contracts	(28,935)	—	—
Interest Rate Swaps	—	(16,500)	—
Total	$(28,935)	$(102,031)	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$189,206,197	$—	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	99,997	—	—
Total	$189,306,194	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$23,760	$—	$—

GLOBAL MARKETS NAVIGATOR

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$20,716,508	$31,203,737	$—
Exchange Traded Fund	65,387,656	—	—
Investment Company	38,331,795	—	—
Securities Lending Reinvestment Vehicle	16,333,325	—	—
Total	$140,769,284	$31,203,737	$—

Derivative Type
Assets(a)
Futures Contracts	$1,081,543	$—	$—
Liabilities(a)
Futures Contracts	$(56,495)	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$196,860,336	$—	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$46,656,164	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	1,265,551	—	—
Asset-Backed Securities	—	27,729,929	—
Total	$1,265,551	$74,386,093	$—

Derivative Type
Assets(a)
Futures Contracts	$31,392	$—	$—
Liabilities(a)
Futures Contracts	$(28,318)	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LARGE CAP VALUE

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$1,148,432,834	$—		$—

MID CAP VALUE

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$1,010,243,869	$—		$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$497,347,484	$—		$—

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$6,613,828	$197,458,074	(b)	$—

STRUCTURED SMALL CAP EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$120,137,565	$—		$—
Securities Lending Reinvestment Vehicle	13,016,689	—		—
Total	$133,154,254	$—		$—

STRUCTURED U.S. EQUITY

Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments	$419,360,572	$—		$—
Securities Lending Reinvestment Vehicle	5,955,875	—		—
Total	$425,316,447	$—		$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics see the Schedule of Investments.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.

Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Interest Rate Risk — In a declining interest rate environment, low yields on the Money Market Fund’s holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as distribution and service, transfer agency and management fees) which can fluctuate daily.

Liquidity Risk— The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date: May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date: May 21, 2014

By (Signature and Title)*	/s/ SCOTT McHUGH, PRINCIPAL FINANCIAL OFFICER

Date: May 21, 2014

*	Print the name and title of each signing officer under his or her signature.